Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 28, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CMSB
Entity Registrant Name	CMS Bancorp, Inc.
Entity Central Index Key	0001350072
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,862,803
Entity Current Reporting Status	Yes
Entity Public Float			$ 9,400,000
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No

Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 1,340	$ 717
Interest-bearing deposits	501	3,587
Total cash and cash equivalents	1,841	4,304
Securities available for sale	48,361	59,762
Loans held for sale	2,426	2,200
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	201,462	178,796
Premises and equipment	3,054	2,748
Federal Home Loan Bank of New York stock, at cost	2,032	1,904
Accrued interest receivable	1,006	1,064
Other assets	4,484	2,998
Total assets	264,666	253,776
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	203,516	194,742
Advances from Federal Home Loan Bank of New York	37,130	34,421
Advance payments by borrowers for taxes and insurance	844	774
Other liabilities	1,218	1,624
Total liabilities	242,708	231,561
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, none outstanding	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid in capital	18,728	18,494
Retained earnings	6,101	6,740
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,343)	(1,398)
Accumulated other comprehensive income (loss)	111	18
Total stockholders' equity	21,958	22,215
Total liabilities and stockholders' equity	$ 264,666	$ 253,776

Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Financial Condition
Loans receivable, allowance for loan losses	$ 967	$ 1,200
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	7,000,000	7,000,000
Common stock, shares issued	2,055,165	2,055,165
Common stock, shares outstanding	1,862,803	1,862,803
Treasury stock, shares	192,362	192,362

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest income:
Loans, including fees	$ 10,268	$ 10,347
Securities, taxable	946	967
Other interest-earning assets	106	139
Total interest income	11,320	11,453
Interest expense:
Deposits	1,912	1,952
Mortgage escrow funds	31	28
Borrowings, short term	23
Borrowings, long term	1,029	1,687
Total interest expense	2,995	3,667
Net interest income	8,325	7,786
Provision for loan losses	891	86
Net interest income after provision for loan losses	7,434	7,700
Non-interest income:
Fees and service charges	168	166
Net gain on sale of loans	183	256
Net gain on sale and call of securities	782	0
Other	26	8
Total non-interest income	1,159	430
Non-interest expenses:
Salaries and employee benefits	4,459	4,253
Net occupancy	1,238	1,191
Equipment	762	729
Professional fees	872	547
Advertising	69	90
Federal insurance premium	209	253
Directors' fees	268	218
Other insurance	87	80
Bank charges	38	60
Cost of early repayment of borrowings and brokered time deposits	614	0
Charter conversion	173	0
Other	618	578
Total non-interest expenses	9,407	7,999
Income (loss) before income tax (benefit)	(814)	131
Income tax (benefit)	(175)	(98)
Net income (loss)	$ (639)	$ 229
Net income (loss) per common share basic and diluted	$ (0.37)	$ 0.13
Weighted average number of common shares outstanding Basic and diluted	1,710,121	1,704,757

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income (Loss)
Net income (loss)	$ (639)	$ 229
Other comprehensive income (loss):
Gross unrealized holding gains on securities available for sale, net of deferred income tax of $(342,000) and $(61,000), respectively	511	93
Gross unrealized holding gains transferred to income on sale or call of securities, net of deferred income tax of $313,000	(469)
Retirement plan, net of deferred income tax of $(33,000) and $93,000, respectively	51	(139)
Other comprehensive income (loss)	93	(46)
Comprehensive income (loss)	$ (546)	$ 183

Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income (Loss)
Gross unrealized holding gains on securities available for sale, deferred income tax	$ (342)	$ (61)
Gross unrealized holding gains transferred to income on sale or call of securities, deferred income tax	313	0
Retirement plan, deferred income tax	$ (33)	$ 93

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2010	$ 21	$ 18,272	$ 6,511	$ (1,660)	$ (1,452)	$ 64	$ 21,756
Net income (loss)			229				229
Other comprehensive income (loss)						(46)	(46)
ESOP shares committed for release		(6)			54		48
Stock option expense		92					92
Restricted stock award expense		136					136
Balance at Sep. 30, 2011	21	18,494	6,740	(1,660)	(1,398)	18	22,215
Net income (loss)			(639)				(639)
Other comprehensive income (loss)						93	93
ESOP shares committed for release		(12)			55		43
Stock option expense		100					100
Restricted stock award expense		146					146
Balance at Sep. 30, 2012	$ 21	$ 18,728	$ 6,101	$ (1,660)	$ (1,343)	$ 111	$ 21,958

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (639)	$ 229
Adjustments to reconcile net (loss) to net cash used by operating activities:
Depreciation of premises and equipment	387	355
Amortization and accretion, net	512	234
Provision for loan losses	891	86
Deferred income taxes	53	118
ESOP expense	43	48
Stock option expense	100	92
Restricted stock award expense	146	136
Net gain on sale of securities	(782)	0
Net gain on sale of loans	(183)	(256)
Loans originated for sale	(8,575)	(13,599)
Proceeds from loans sold	8,532	12,212
Decrease (increase) in interest receivable	58	(76)
Increase in other assets	(1,560)	(980)
Decrease in accrued interest payable	(174)	(211)
Decrease in other liabilities	(148)	(293)
Net cash used by operating activities	(1,339)	(1,905)
Cash flows from investing activities:
Proceeds from sale of securities available for sale	23,482
Purchases of securities available for sale	(50,242)	(34,432)
Principal repayments, calls and maturities on securities available for sale	38,647	31,018
Net (increase) decrease in loans receivable	(23,702)	91
Additions to premises and equipment	(734)	(158)
(Purchase) redemption of FHLB stock	(128)	52
Net cash used by investing activities	(12,677)	(3,429)
Cash flows from financing activities:
Net increase in deposits	8,774	6,436
Proceeds from Federal Home Loan Bank Advances	17,300
Proceeds of long-term advances from Federal Home Loan Bank of N.Y.	5,575
Repayment of advances from Federal Home Loan Bank of N.Y.	(20,166)	(157)
Net increase (decrease) in payments by borrowers for taxes and insurance	70	(75)
Net cash provided by financing activities	11,553	6,204
Net increase (decrease) in cash and cash equivalents	(2,463)	870
Cash and cash equivalents-beginning	4,304	3,434
Cash and cash equivalents-ending	1,841	4,304
Supplemental information
Cash paid during the period for: Interest	3,169	3,878
Cash paid during the period for: Income taxes	$ 10	$ 118

Principles of Consolidation	12 Months Ended
Sep. 30, 2012
Principles Of Consolidation [Abstract]
Principles of Consolidation

Note 1—Principles of Consolidation

The consolidated financial statements include the accounts of CMS Bancorp, Inc. (the "Company") and its wholly owned subsidiary, CMS Bank (the "Bank"). The Company's business is conducted principally through the Bank. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified in the consolidated financial statements to conform to the current presentation.

Description of Operations	12 Months Ended
Sep. 30, 2012
Description Of Operations [Abstract]
Description of Operations

Note 2—Description of Business, Nature of Operations and Pending Merger

The Bank was originally chartered in 1887 as Community Savings and Loan, a New York State-chartered savings and loan association. In 1980, it converted to a New York State-chartered savings bank and changed its name to Community Mutual Savings Bank of Southern New York. In 1983, Community Mutual Savings Bank of Southern New York changed its name to Community Mutual Savings Bank. In 2007, the Bank reorganized to a federally-chartered mutual savings bank and simultaneously converted from a federally-chartered mutual savings bank to a federally-chartered stock savings bank, with the concurrent formation of the Company. The Company, a stock holding company for the Bank, conducted a public offering of its common stock in connection with the conversion. After the 2007 conversion and offering, all of the Bank's stock became owned by the Company. In June 2012, the Bank completed its conversion from a federally-chartered savings bank to a New York state-chartered savings bank after receiving approval from the New York State Department of Financial Services ("NYSDFS") and non-objection from the Office of the Comptroller of the Currency ("OCC"), and changed its name to CMS Bank. The Company will continue to be regulated as a savings and loan holding company by the Federal Reserve Bank of Philadelphia as long as the Bank continues to meet the requirements to remain a "qualified thrift lender" under the Home Owners' Loan Act.

The Bank is a community and customer-oriented retail savings bank offering residential mortgage loans and traditional deposit products and commercial real estate, small business and consumer loans in Westchester County, New York, and the surrounding areas. The Bank also invests in various types of assets, including securities of various government-sponsored enterprises, corporations, municipalities and mortgage-backed securities. The Bank's revenues are derived principally from interest on loans, interest and dividends received from its investment securities and fees for bank services. The Bank's primary sources of funds are deposits, scheduled amortization and prepayments of loan principal and mortgage-backed securities, maturities and calls of investment securities, funds provided by operations and borrowings from the Federal Home Loan Bank of New York ("FHLB").

On August 10, 2012, the Company announced that it entered into a definitive merger agreement with Customers Bancorp, Inc., headquartered in Wyomissing, Pennsylvania ("Customers") whereby through a series of transactions, the Company will be merged into Customers, and the Bank will be merged into Customers' wholly-owned bank subsidiary, Customers Bank, a Pennsylvania state-chartered bank headquartered in Phoenixville, Pennsylvania (the "Merger"). Upon completion of the Merger, Customers will have acquired all outstanding shares of CMS Bancorp's common stock in exchange for shares of Customers' common stock. Any fractional shares that result due to this exchange of shares will be paid in cash. The total transaction value, as calculated on the date of the merger announcement, is approximately $20.8 million. The Merger Agreement provides for CMS Bancorp's stockholders to receive shares of Customers' voting common stock based upon an exchange ratio determined at the closing of the transaction, with fractional shares to be cashed out. The exchange ratio formula provides that CMS Bancorp stock will be valued at 95% CMS Bancorp's common stockholders' equity as of the month end prior to the closing, while Customers' stock will be valued at 125% of Customers' modified stockholder equity as of the month end prior to closing. Modified stockholders' equity is defined as June 30, 2012 common stockholders' equity plus additions to retained earnings through the month-end prior to closing. If, however, the closing occurs on or after April 30, 2013, the valuation date will be fixed as of March 31, 2013. Shares issued by Customers in capital raises and purchase accounting adjustments from any other acquisitions will not be included in calculating modified stockholders' equity.

The Merger Agreement has been unanimously approved by CMS Bancorp's Board of Directors and the transactions contemplated by the Merger Agreement are subject to various conditions including, among other things, (i) approval of the Merger by the holders of a majority of the outstanding shares of CMS Bancorp's common stock; (ii) the receipt of all required regulatory approvals; (iii) the non-occurrence of any event that has a material adverse effect on CMS Bancorp and its subsidiaries; and (iv) as of the closing date (before giving effect to the Merger), CMS Bancorp and its subsidiaries shall have, on a consolidated basis, nonperforming assets (as defined in the Merger Agreement) less than or equal to $12 million, as well as other conditions to closing that are customary in transactions such as the Merger. In addition, Customers is currently in the process of seeking regulatory approval related to its acquisition of Acacia Federal Savings Bank, headquartered in Falls Church, Virginia (the "Acacia Transaction"). Customers is not required to seek regulatory approval with respect to the Merger until after regulatory approval is received for the Acacia Transaction. Assuming the satisfaction of such conditions, it is currently expected that the Merger will be completed in the first half of calendar year 2013. For additional information about the Merger announcement, see the Company's Form 8-K and press release exhibit filed with the U.S. Securities and Exchange Commission ("SEC") on August 10, 2012.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

It is management's opinion that accounting estimates covering certain aspects of the business have more significance than others due to the relative importance of those areas to overall performance, or the level of subjectivity required in making these estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the potential impairment of FHLB stock, the determination of other-than-temporary impairment on securities, and the assessment of whether deferred taxes are more likely than not to be realized. Management believes that the allowance for loan losses represents its best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in market and economic conditions in the Company's market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination.

Management's determination of whether investments, including FHLB stock, are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. Management's assessment as to the amount of deferred taxes more likely than not to be realized is based upon future taxable income, which is subject to revision upon updated information.

The Company follows Financial Accounting Standards Board ("FASB") guidance on subsequent events, which establishes general standards for accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. This guidance sets forth the period after the balance sheet date during which management of the reporting entity, should evaluate events or transactions that may occur for potential recognition in the financial statements, identifies the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosure that should be made about events or transactions that occur after the balance sheet date. In preparing these consolidated financial statements, the Company evaluated the events that occurred after September 30, 2011 and through the date these consolidated financial statements were issued.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions, interest-earning deposits and federal funds sold, all with original maturities of three months or less.

Securities

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt securities not classified as trading securities or as held to maturity securities, are classified as available for sale securities and reported at fair value, with unrealized holding gains and losses, net of applicable income taxes, reported in accumulated other comprehensive income (loss), as a separate component of stockholders' equity. The Company has no securities classified as held to maturity or trading securities.

Premiums and discounts on all debt securities are amortized or accreted to income by use of the interest method over the estimated remaining period to contractual maturity, or the security call date.

Gains or losses on sales of securities are recognized on the specific identification method.

Individual securities are considered impaired when the fair value of such security is less than its amortized cost. The Company evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income (loss) with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements; however information concerning the amount and duration of impairments on held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to or exceeding amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income (loss).

The Company reviews its investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, and the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company also assesses its intent with regard to selling or holding each security as well as any conditions which may require it to sell the security prior to the recovery of fair value to a level which equals or exceeds amortized cost.

Loans Receivable

Loans receivable are carried at unpaid principal balances and net deferred loan origination costs less the allowance for loan losses.

The Company defers loan origination fees and certain direct loan origination costs and accretes net amounts as an adjustment of yield over the contractual lives of the related loans. Unamortized net fees and costs are written off if the loan is repaid before its stated maturity.

Recognition of interest income is discontinued and existing accrued interest receivable is reversed on loans that are more than ninety days delinquent and where management, through its loan review process, feels such loan should be classified as non-accrual. Income is subsequently recognized only to the extent that cash payments are received until the obligation has been brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt, in which case the loan is returned to an accrual status. The past due status of all classes of loans receivable is determined based on the contractual due dates for loan payments.

Allowance for Loan Losses

An allowance for loan and lease losses ("ALLL") is maintained to absorb losses from the loan portfolio. The ALLL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank's methodology for determining the ALLL is based on the requirements of the FASB's Accounting Standards Codification ("ASC") Sub-Topic 450-20 for loans collectively evaluated for impairment, ASC Section 310-10-35 for loans individually evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses, and other bank regulatory guidance. The total of the two components represents the Bank's ALLL.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends and current Federal Deposit Insurance Corporation Uniform Bank Performance Report ("UBPR") loss experience for the Bank's Peer Group are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described below, which are based on the Federal Thrift Financial Report classifications, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the reporting class level. A historical charge-off factor is calculated utilizing a rolling one year to five year average. In addition, the UBPR Peer Group charge-off factor is determined.

"Pass" rated credits are segregated from "Classified" credits for the application of qualitative factors. Management has identified a number of additional qualitative factors that it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

An allowance for loan losses is maintained at a level that represents management's best estimate of losses known and inherent in the loan portfolio that are both probable and estimable. The allowance is decreased by loan charge-offs, increased by subsequent recoveries of loans previously charged off, and then adjusted, via either a charge or credit to operations, to an amount determined by management to be necessary. Loans or portions thereof are charged off when, after collection efforts are exhausted, they are determined to be uncollectible. Management of the Company, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume inherent in its loan activities, along with the general economic and real estate market conditions. The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans.

Such system takes into consideration, among other things, delinquency status, size of loans, and type of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information and/or appraisals of the underlying collateral. General loan losses are determined based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Although management believes that specific and general loan losses are established in accordance with management's best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The segments of the Bank's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. Loans secured by real estate consist of one-to-four-family, multi-family, non-residential, construction and home equity and second mortgage loans. Substantially all of the commercial loans are secured and consumer loans are principally secured.

Management uses a six category internal risk rating system to monitor the credit quality of the overall loan portfolio that generally follows bank regulatory definitions. Pass graded loans are considered to have average or better than average risk characteristics. They demonstrate satisfactory debt service capacity and coverage along with a generally stable financial position. These loans are performing in accordance with the terms of their loan agreement. The Watch category, a non bank regulatory category, includes assets that, while performing, demonstrate above average risk through a pattern of declining earning trends, strained cash flow, increasing leverage, and/or weakening market fundamentals. The Special Mention category includes assets that are currently protected but exhibit potential credit weakness or a downward trend which, if not checked or corrected, will weaken the Bank's asset or inadequately protect the Bank's position. Loans in the Substandard category have a well-defined weakness that jeopardizes the orderly liquidation of the debt. For loans in this category, normal repayment from the borrower is in jeopardy and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. All loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category have weaknesses inherent in those classified Substandard with the added provision that the weakness makes collection of debt in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the special valuation category. Loans that are deemed incapable of repayment where continuance as an active asset of the Bank is not warranted are charged off as a Loss. The classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off the asset even though partial recovery may be achieved in the future.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as delinquency, bankruptcy, repossession, or death occurs to raise awareness of a possible credit event. The Bank's Senior Lending Officer is responsible for the timely and accurate risk rating of the loans in the portfolios at origination and on an ongoing basis. The Bank has an experienced outsourced Loan Review function that on a quarterly basis, reviews and assesses loans within the portfolio and the adequacy of the Bank's allowance for loan losses. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard or Doubtful on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

Management evaluates individual loans in all of the segments for possible impairment if the loan is either in nonaccrual status, or is risk rated Substandard or Doubtful. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of any shortfall in relation to the principal and interest owed.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Bank's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The amount of loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. A reserve for losses related to unfunded lending commitments is also maintained. This reserve represents management's estimate of losses inherent in unfunded credit commitments.

Federal Home Loan Bank of New York Stock

The Company's required investment in the common stock of the FHLB is carried at cost as of September 30, 2012 and 2011.

Management periodically evaluates this common stock for impairment based on assessment of the ultimate recoverability of the cost of the stock rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of the stock is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB, and (4) the liquidity position of the FHLB. Management believes no impairment charge was necessary related to the FHLB stock as of September 30, 2012 or 2011.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentration of Risk

The Company's lending activities are concentrated in loans secured by real estate located in Westchester County, New York and surrounding areas.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and buildings, building improvements, furnishings and equipment and leasehold improvements, at cost less accumulated depreciation and amortization. Depreciation and amortization charges are computed using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	10 – 50
Furnishings and equipment	3 – 10
Leasehold improvements	The lesser of useful life or term of lease

Significant renewals and betterments are charged to the property and equipment account. Maintenance and repairs are charged to expense in the year incurred. Rental income is netted against occupancy expenses in the consolidated statements of income.

Advertising

Advertising expense is recognized as incurred.

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Federal income taxes are allocated to the Company and the Bank based upon the contribution of their respective income or loss to the consolidated return. The Company and the Bank file a combined state income tax return.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the income tax returns differ from these provisions due principally to temporary differences in the treatment of certain items for financial statement and income tax reporting purposes. Deferred income taxes have been recorded to recognize such temporary differences. The realization of deferred tax assets is assessed and a valuation allowance is provided, when necessary, for that portion of the asset which more likely than not will not be realized.

The Company follows the FASB's guidance regarding accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This guidance prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation of the implementation of this guidance, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2012 and 2011. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2012 and 2011. The tax years subject to examination by the taxing authorities are the years ended September 30, 2011, and December 31, 2010 and 2009.

Benefit Plans

The Company has a non-contributory defined benefit pension plan covering all eligible employees. The Company also has a 401(k) retirement plan and an ESOP, both of which are defined contribution plans.

The benefits for the pension plan are based on years of service and employees' compensation. Prior service costs for the pension plan generally are amortized over the estimated remaining service periods of employees. The Company uses the corridor approach in the valuation of the pension plan which defers all actuarial gains and losses resulting from differences between actual results and economic estimates or actuarial assumptions. For the pension plan, these unrecognized gains and losses are amortized to income when net gains and losses exceed 10% of the greater of the market-value of plan assets or the projected benefit obligation at the beginning of the plan year.

In accordance with FASB's guidance regarding accounting for defined benefit and other postretirement plans the Company recognizes the over-funded or under-funded status of the defined benefit pension plans as an asset or liability in the consolidated statement of financial condition, with the changes in the funded status recorded through other comprehensive income (loss) in the year in which the change occurs.

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income by the weighted average number of shares of common stock outstanding. Outstanding stock options were antidilutive and were therefore excluded from common stock equivalents. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating both basic and diluted net income per share until they are committed to be released.

Off-Balance Sheet Credit-Related Financial Instruments

In the ordinary course of business, the Company enters into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Securities Available for Sale

Note 4—Securities Available for Sale

Securities available for sale as of September 30, 2012 and 2011 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$—	$19,059
Due after ten years but within fifteen years	5,000	29	—	5,029
Corporate bonds due after five years but within ten years	4,404	195	—	4,599

Municipal bonds:
Due after five years but within ten years	3,765	127	—	3,892
Mortgage-backed securities	15,409	373	—	15,782

	$47,559	$802	$—	$48,361

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2011
U.S. Government Agencies:
Due after one but within five years	$15,231	$192	$4	$15,419
Due after five years but within ten years	16,307	6	60	16,253
Due after ten years but within fifteen years	4,002	—	—	4,002
Corporate bonds due after five years but within ten years	3,664	141	—	3,805

Municipal bonds:
Due after five years but within ten years	246	—	—	246
Due after ten years but within fifteen years	884	33	—	917
Mortgage-backed securities	18,697	423	—	19,120

	$59,031	$795	$64	$59,762

There were no securities with unrealized losses at September 30, 2012. The age of unrealized losses and fair value of related securities available for sale at September 30, 2011 were as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2011
U.S. Government Agencies	$12,675	$64	$—	$—	$12,675	$64

	$12,675	$64	$—	$—	$12,675	$64

When the fair value of security is below its amortized cost, and depending on the length of time the condition exists, additional analysis is performed to determine whether an other-than-temporary impairment condition exists. Securities are analyzed quarterly for possible other-than-temporary impairment. The analysis considers (i) whether the Company has the intent to sell the securities prior to recovery and/or maturity and (ii) whether it is more likely than not that the Company will have to sell the securities prior to recovery and/or maturity. Often, the information available to conduct these assessments is limited and rapidly changing, making estimates of fair value subject to judgment. If actual information or conditions are different than estimated, the extent of the impairment of the security may be different than previously estimated, which could have a material effect on the Company's consolidated financial statements.

The unrealized losses reported on securities at September 30, 2011 relate to three securities issued by U.S. Government Agencies. These unrealized losses were due to changes in interest rates.

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities available for sale during the year ended September 30, 2011. During the year ended September 30, 2012 , the Company sold available for sale securities with a carrying value of $23.5 million, and recognized gross gains of $782,000 on such sales.

Loans Receivable	12 Months Ended
Sep. 30, 2012
Loans [Abstract]
Loans Receivable

Note 5—Loans Receivable

	September 30,
	2012	2011
	(In thousands)
Real estate:
One-to-four-family	$96,449	$101,064
Multi-family	21,220	14,283
Non-residential	43,361	30,674
Construction	398	309
Home equity and second mortgages	10,111	10,905

	171,539	157,235
Commercial	30,618	22,207
Consumer	83	90

Total Loans	202,240	179,532
Allowance for loan losses	(967)	(1,200)
Net deferred loan origination fees and costs	189	464

	$201,462	$178,796

An allowance for loan and lease losses ("ALLL") is maintained to absorb losses from the loan portfolio. The ALLL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank's methodology for determining the ALLL is based on the requirements of the FASB's Accounting Standards Codification ("ASC") Sub-Topic 450-20 for loans collectively evaluated for impairment, ASC Section 310-10-35 for loans individually evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses, and other bank regulatory guidance.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends and Federal Deposit Insurance Corporation Uniform Bank Performance Report ("UBPR") loss experience for the Bank's Peer Group are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described below, which are based on the Federal Thrift Financial Report classifications, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the reporting class level. A historical charge-off factor is calculated utilizing one year to five year averages, depending on the trend of losses and other factors. In addition, the UBPR Peer Group charge-off factor is determined. The Bank uses Bank specific charge-off experience adjusted for recent loss trends and economic conditions as well as Peer Group charge-off experience to establish its historical charge-off factor.

"Pass" rated credits are segregated from "Classified" credits for the application of qualitative factors. Management has identified a number of additional qualitative factors that it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

An allowance for loan losses is maintained at a level that represents management's best estimate of losses known and inherent in the loan portfolio that are both probable and reasonably estimable. The allowance is decreased by loan charge-offs, increased by subsequent recoveries of loans previously charged off, and then adjusted, via either a charge or credit to operations, to an amount determined by management to be necessary. Loans or portions thereof are charged off when, after collection efforts are exhausted, they are determined to be uncollectible. Management of the Company, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume inherent in its loan activities, along with the general economic and real estate market conditions. The total of the two components represents the Bank's ALLL. The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans.

Such system takes into consideration, among other things, delinquency status, size of loans, and type of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information and/or appraisals of the underlying collateral. General loan losses are determined based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Although management believes that specific and general loan losses are established in accordance with management's best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The segments of the Bank's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. Loans secured by real estate consist of one-to-four-family, multi-family, non-residential, construction and home equity and second mortgage loans. Substantially all of the commercial loans are secured and consumer loans are principally secured.

Management uses a six category internal risk rating system to monitor the credit quality of the overall loan portfolio that generally follows bank regulatory definitions. Pass graded loans are considered to have average or better than average risk characteristics. They demonstrate satisfactory debt service capacity and coverage along with a generally stable financial position. These loans are performing in accordance with the terms of their loan agreement. The Watch category, a non bank regulatory category, includes assets that, while performing, demonstrate above average risk through a pattern of declining earnings trends, strained cash flow, increasing leverage, and/or weakening market fundamentals. The Special Mention category includes assets that are currently protected but exhibit potential credit weakness or a downward trend which, if not checked or corrected, will weaken the Bank's asset or inadequately protect the Bank's position. Loans in the Substandard category have a well-defined weakness that jeopardizes the orderly liquidation of the debt. For loans in this category, normal repayment from the borrower is in jeopardy and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. All loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category have weaknesses inherent in those classified Substandard with the added provision that the weakness makes collection of debt in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the special valuation category. Loans that are deemed incapable of repayment where continuance as an active asset of the Bank is not warranted are charged off as a Loss. The classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off the asset even though partial recovery may be achieved in the future.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as delinquency, bankruptcy, repossession, or death occurs to raise awareness of a possible credit event. The Bank's Senior Lending Officer is responsible for the timely and accurate risk rating of the loans in the portfolios at origination and on an ongoing basis. The Bank has an experienced outsourced Loan Review function that on a quarterly basis, reviews and assesses loans within the portfolio and the adequacy of the Bank's allowance for loan losses. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard or Doubtful on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

Management evaluates individual loans in all of the segments for possible impairment if the loan is either in nonaccrual status, or is risk rated Substandard or Doubtful. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of any shortfall in relation to the principal and interest owed.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Bank's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. A reserve for losses related to unfunded lending commitments is also maintained. This reserve represents management's estimate of losses inherent in unfunded credit commitments.

The following table summarizes the primary segments of the loan portfolio as of September 30, 2012 and 2011:

September 30, 2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$10,797	$85,742	$96,539
Multi-family	—	21,241	21,241
Non-residential	—	43,401	43,401
Construction	—	398	398
Home equity and second mortgages	619	9,502	10,121

	11,416	160,284	171,700
Commercial	15	30,631	30,646
Consumer	—	83	83

Total	$11,431	$190,998	$202,429

September 30, 2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,841	$94,486	$101,327
Multi-family	—	14,319	14,319
Non-residential	—	30,753	30,753
Construction	—	310	310
Home equity and second mortgages	672	10,261	10,933

	7,513	150,129	157,642
Commercial	73	22,191	22,264
Consumer	5	85	90

Total	$7,591	$172,405	$179,996

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of September 30, 2012 and 2011:

September 30, 2012	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$1,384	$41	$9,413	$10,797	$10,730
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	108	7	511	619	605

	1,492	48	9,924	11,416	11,335
Commercial	—	—	15	15	15
Consumer	—	—	—	—	—

Total	$1,492	$48	$9,939	$11,431	$11,350

September 30, 2011	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$925	$330	$5,916	$6,841	$6,881
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	672	672	660

	925	330	6,588	7,513	7,541
Commercial	73	49	—	73	73
Consumer	—	—	5	5	5

Total	$998	$379	$6,593	$7,591	$7,619

At September 30, 2012 and 2011, the Company had loans in the amount of $11.4 million and $7.6 million, respectively, which were considered to be impaired, of which $1.5 million and $1.0 million, respectively, were subject to specific loss reserves of $48,000 and $379,000, respectively. The average balances of impaired loans outstanding during the years ended September 30, 2012 and 2011 were $10.0 million and $5.9 million, respectively. During the year ended September 30, 2012 and 2011, $178,000 and $227,000, respectively, of interest was collected and recognized on these loans and had all such loans been performing in accordance with their original terms, additional interest income of $461,000 and $182,000, respectively, would have been recognized. The Company is not committed to lend additional funds on these non-accrual loans.

The following table presents the average recorded investment in impaired loans and related interest income recognized for the years ended September 30, 2012 and 2011:

September 30, 2012	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,312	$672	$52	$9	$10,045
Interest income recognized on an accrual basis on impaired loans	135	16	—	—	151
Interest income recognized on a cash basis on impaired loans	25	2	—	—	27
September 30, 2011	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$5,232	$568	$58	$	$5,861
Interest income recognized on an accrual basis on impaired loans	168	15	—	—	183
Interest income recognized on a cash basis on impaired loans	41	3	—	—	44

The following table presents the classes of the loan portfolio summarized by the aggregate Pass (including loans graded Watch) and the classified ratings of Special Mention, Substandard and Doubtful within the internal risk rating system as of September 30, 2012 and 2011:

September 30, 2012	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$88,137	$—	$8,402	$—	$96,539
Multi-family	20,475	766	—	—	21,241
Non-residential	43,401	—	—	—	43,401
Construction	398	—	—	—	398
Home equity and second mortgages	9,786	—	335	—	10,121

	162,197	766	8,737	—	171,700
Commercial	28,761	1,870	15	—	30,646
Consumer	83	—	—	—	83

Total	$191,041	$2,636	$8,752	$—	$202,429

September 30, 2011	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$96,294	$454	$4,579	$—	$101,327
Multi-family	14,319	—	—	—	14,319
Non-residential	30,753	—	—	—	30,753
Construction	310	—	—	—	310
Home equity and second mortgages	10,323	212	398	—	10,933

	151,999	666	5,056	—	157,642
Commercial	22,190	—	74	—	22,264
Consumer	85	—	5	—	90

Total	$174,274	$666	$5,056	$—	$179,996

Management further monitors the performance and credit quality of the loan portfolio by analyzing the delinquency aging of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of September 30, 2012 and 2011:

September 30, 2012	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$87,715	$1,889	$867	$—	$6,068	$8,824	$96,539
Multi-family	21,241	—	—	—	—	—	21,241
Non-residential	43,401	—	—	—	—	—	43,401
Construction	398	—	—	—	—	—	398
Home equity and second mortgages	9,992	—	—	—	129	129	10,121

	162,747	1,889	867	—	6,197	8,953	171,700
Commercial	30,646	—	—	—	—	—	30,646
Consumer	75	8	—	—	—	8	83

Total	$193,468	$1,897	$867	$—	$6,197	$8,961	$202,429

September 30, 2011	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$96,984	$—	$534	$—	$3,809	$4,343	$101,327
Multi-family	14,319	—	—	—	—	—	14,319
Non-residential	30,753	—	—	—	—	—	30,753
Construction	310	—	—	—	—	—	310
Home equity and second mortgages	10,403	—	124	—	406	530	10,933

	152,769	—	658	—	4,215	4,873	157,642
Commercial	22,192	—	—	—	72	72	22,264
Consumer	60	—	5	6	19	30	90

Total	$175,021	$—	$663	$6	$4,306	$4,975	$179,996

The Company is not committed to lend additional funds on nonaccrual loans at September 30, 2012.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL. When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL. Management utilizes an internally developed spreadsheet to track and apply the various components of the allowance. The following table summarizes the primary segments of the ALLL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of September 30, 2012 and 2011:

September 30, 2012	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$625	$584	$41
Multi-family	35	35	—
Non-residential	67	67	—
Construction	3	3	—
Home equity and second mortgages	71	64	7

	801	753	48
Commercial	164	164	—
Consumer	2	2	—

Total	$967	$919	$48

September 30, 2011	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$583	$253	$330
Multi-family	29	29	—
Non-residential	92	92	—
Construction	3	3	—
Home equity and second mortgages	31	31	—

	738	408	330
Commercial	459	410	49
Consumer	3	3	—

Total	$1,200	$821	$379

The following table summarizes activity in the primary segments of the ALLL for the years ended September 30, 2012 and 2011:

September 30, 2012	Balance September 30, 2011	Charge- offs	Recoveries	Provision	Balance September 30, 2012
	(In thousands)

Real estate:
One-to-four-family	$583	$(810)	$—	$852	$625
Multi-family	29	—	—	6	35
Non-residential	92	—	—	(25)	67
Construction	3	—	—	—	3
Home equity and second mortgages	31	(260)	—	300	71

	738	(762)	—	1,133	801

Commercial	459	(50)	—	(245)	164
Consumer	3	(4)	—	3	2

Total	$1,200	$(1,124)	$—	$891	$967

September 30, 2011	Balance September, 30, 2010	Charge- offs	Recoveries	Provision	Balance September 30, 2011
	(In thousands)

Real estate:
One-to-four-family	$610	$—	$—	$(27)	$583
Multi-family	9	—	—	20	29
Non-residential	—	—	—	92	92
Construction	22	—	—	(19)	3
Home equity and second mortgages	48	—	—	(17)	31

	689	—	—	49	738

Commercial	410	—	—	49	459
Consumer	15	—	—	(12)	3

Total	$1,114	$—	$—	$86	$1,200

Effective October 1, 2011, the Company adopted Accounting Standards Update (ASU) No. 2011-02, which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring ("TDR"). A TDR is a loan that has been modified whereby the Bank has agreed to make certain concessions that would otherwise not be granted to a borrower experiencing or expected to experience financial difficulties in order to maximize the ultimate recovery of a loan. The types of concessions granted generally include, but are not limited to interest rate reductions, limitations on the accrued interest charged, term extensions, and deferment of principal. In evaluating whether a restructuring constitutes a TDR, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. In conjunction with the Bank's adoption of ASU No. 2011-02, it determined that no loans were TDRs other than those previously considered as such.

There were six TDRs during the year ended September 30, 2012. The concessions granted on these loans consisted of interest rate reductions. The following table summarizes the TDR during the year ended September 30, 2012:

	Number of Loans	Recorded Investment Before Modification	Recorded Investment After Modification
	(Dollars in thousands)
One-to-four-family	5	$1,863	$1,934
Commercial	1	$72	$72

A default on a troubled debt restructured loan for purposes of disclosure occurs when a borrower is 90 days past due or a foreclosure or repossession of the applicable collateral has occurred. During the year ended September 30, 2012, two defaults occurred on troubled debt restructured loans that were modified as a TDR within the previous 12 months.

Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment

Note 6—Premises and Equipment

	September 30,
	2012	2011
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,316
Accumulated depreciation	(596)	(560)

	720	756

Leasehold improvements	2,515	1,981
Accumulated amortization	(880)	(675)

	1,635	1,306

Furnishings and equipment	2,375	2,215
Accumulated depreciation	(1,855)	(1,708)

	520	507

	$3,054	$2,748

Accrued Interest Receivable	12 Months Ended
Sep. 30, 2012
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Text Block]	Note 7—Accrued Interest Receivable

	September 30,
	2012	2011
	(In thousands)
Loans	$856	$782
Securities	150	282

	$1,006	$1,064

Deposits	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits

Note 8—Deposits

	September 30,
	2012		2011
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$27,749	—	$17,183	—
Interest bearing deposits	47,365	0.39%	29,395	0.71%

	75,114	0.24%	46,578	0.45%
Savings and club deposits	41,791	0.25%	40,284	0.40%
Certificates of deposit	86,611	1.41%	107,880	1.57%

	$203,516	0.74%	$194,742	1.06%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2013	$35,329
2014	9,033
2015	4,286
2016	28,154
2017	9,809

$86,611

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $37.1 million and $59.4 million at September 30, 2012 and 2011, respectively. Deposits in excess of $250,000 are generally not insured by FDIC.

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2012	2011
	(In thousands)
Demand deposits	$184	$218
Savings and club deposits	136	158
Certificates of deposit	1,592	1,576

	$1,912	$1,952

Advances from FHLB	12 Months Ended
Sep. 30, 2012
Advances from FHLB [Abstract]
Advances from FHLB

Note 9—Advances from FHLB

	September 30,
	2012	2011
	(In thousands)
Overnight and short term advances, maturing in October 2012, with interest at 0.39%	$17,300	$—
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34%	5,575	—
Five year advance, maturing August 15, 2012, with interest payable quarterly at 4.78%	—	10,000
Five year advance, maturing August 8, 2012, with interest payable quarterly at 4.81%	—	10,000
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,255	9,421

Total	$37,130	$34,421

A schedule of the Company's annual principal obligations to the FHLB is as follows:

Year Ending September 30, (In thousands)
2013	$23,051
2014	9,079
2015	5,000

$37,130

These FHLB advances are secured by stock of the FHLB in the amount of $2.0 million and $1.9 million at September 30, 2012 and 2011, respectively, and a blanket assignment of qualifying loans and securities.

The Company can borrow on an overnight or a term basis from the FHLB. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.

Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2012
Lease Commitments and Total Rental Expense [Abstract]
Lease Commitments and Total Rental Expense

Note 10—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2012 (in thousands):

Years ending September 30,
2013	$634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182

$5,086

The total rental expense and related charges for all leases for the years ended September 30, 2012 and 2011 was $749,000 and $701,000, respectively.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 11—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2012 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes (benefit) are as follows:

	Years Ended September 30,
	2012	2011
	(In thousands)
Current income tax expense (benefit):
Federal	$(195)	$(211)
State	(33)	(5)

	(228)	(216)

Deferred income tax expense:
Federal	60	96
State	(7)	22

	53	118

	$(175)	$(98)

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
	2012	Percent of Pretax Loss	2011	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$(277)	(34.0)%	$45	34.0%
State income taxes, net of federal income tax effect	(26)	(3.2)%	11	8.5%
Non-deductible stock based compensation	28	3.4%	23	17.7%
Non-deductible merger related costs	102	12.5%	—	—%
Reduction of previously recorded taxes	—	—%	(177)	(135.0)
Other items, net	(2)	(0.4)%	—	—%

Effective Income Taxes	$(175)	(21.5)%	$(98)	(74.8)

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2012	2011
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$384	$476
Net operating loss carryfowards	252	—
Deferred rent	71	73
Contribution carryover	—	259
Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Stock based compensation	176	299
Interest income and other	271	145

Total Deferred Tax Assets	1,399	1,530

Deferred tax liabilities:
Accrued pension	288	35
Depreciation	86	124
Unrealized gain on securities available for sale	319	290

Total Deferred Tax Liabilities	693	449

Valuation allowance	—	(259)

Net Deferred Tax Assets Included in Other Assets	$706	$822

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and carry forwards are available. Due to the uncertainty of the Company's ability to realize the benefit of certain deferred tax assets within statutory time limits, the net deferred tax assets were partially offset by a $259,000 valuation allowance at September 30, 2011. That valuation allowance represented 100% of the deferred tax asset related to charitable contribution carry forward. The elimination of the deferred tax asset and related valuation allowance during the year ended September 30, 2012 was due to the expiration of the statutory carry forward period.

At September 30, 2012, the Company had approximately $602,000 of federal and $834,000 of state net operating loss carry forwards available to offset future taxable income for tax reporting purposes. These net operating loss carry forwards were generated during the year ended September 30, 2012 and expire in 2032. At September 30, 2012, there was no valuation allowance against these net operating loss carry forwards. In determining whether or not a valuation allowance was necessary for its federal and state net operating losses, the Company considered a tax planning strategy related to harvesting the $802,000 of unrealized gains in the available for sale security portfolio at September 30, 2012, and considered forecasted earnings and taxable income limited to the twelve months following September 30, 2012.

The Company, in projecting future results, has considered future market growth, forecasted earnings, future taxable income, feasible and permissible tax planning strategies in determining the realizability of deferred tax assets. If the Company was to determine that it would not be able to realize a portion of its net deferred tax asset in the future for which there is currently no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if the Company was to make a determination that it is more likely than not that the deferred tax assets for which there is a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded.

Comprehensive Income	12 Months Ended
Sep. 30, 2012
Comprehensive Income [Abstract]
Comprehensive Income

Note 12—Comprehensive Income

Total comprehensive income represents the sum of net income and items of "other comprehensive income or loss" that are reported directly in equity on an after tax basis, such as the net unrealized holding gain or loss on securities available for sale and defined benefit pension plan adjustments. The Company has reported its total comprehensive income in the consolidated statements of comprehensive income and changes in stockholders' equity.

Accumulated other comprehensive income, which is included in stockholders' equity, consisted of the following:

	September 30,
	2012	2011
	(In thousands)
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(319,000) and $(290,000), respectively	$483	$441
Benefit plan adjustment, net of related deferred taxes of $245,000 and $278,000, respectively	(372)	(423)

	$111	$18

Regulatory Matters	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 13—Regulatory Matters

For the purpose of granting eligible account holders a priority in the event of future liquidation, the Bank, at the time of conversion, established a liquidation account in an amount equal to its retained earnings of $8.3 million at September 30, 2006. In the event of a future liquidation of the Bank (and only in such event), an eligible account holder who continues to maintain his or her deposit account shall be entitled to receive a distribution from the special account. The total amount of the special account is decreased (but never increased) in an amount proportionally corresponding to decreases in the deposit account balances of eligible account holders as of each subsequent year end. After conversion, no dividends may be paid to stockholders if such dividends would reduce retained earnings of the converted Bank below the amount required by the special account.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to total assets (as defined). The following table presents a reconciliation of the Bank's capital based on GAAP and regulatory capital at the dates presented:

	September 30,
	2012	2011
	(In thousands)
GAAP capital:	$19,575	$19,339
Pension liability, net of deferred taxes	372	423
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(483)	(441)

Tier I and tangible capital	19,464	19,321
General valuation allowance	967	822

Total Regulatory Capital	$20,431	$20,143

The following table sets forth the Bank's capital position, compared to the minimum regulatory capital requirements:

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2012:
Total capital (to risk-weighted assets)	$20,431	11.77%	$	³ 13,886	³	8.00%	$ ³ 17,358	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,464	11.21		—		—	³ 10,415	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,464	7.36		³ 10,572	³	4.00	³ 13,215	³ 5.00
Tangible capital (to total adjusted assets)	19,464	7.36		³ 3,965	³	1.50	—	—

September 30, 2011:
Total capital (to risk-weighted assets)	$20,143	15.45%	$	³ 10,433	³	8.00%	$³ 13,041	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,321	14.82		—		—	³ 7,824	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,321	7.65		³ 10,107	³	4.00	³ 12,634	³ 5.00
Tangible capital (to total adjusted assets)	19,321	7.65		³ 3,790	³	1.50	—	—

The Bank continues to meet the requirements to be categorized as "well-capitalized" under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since September 30, 2012 that management believes would change the Bank's regulatory capital categorization.

Benefit Plans	12 Months Ended
Sep. 30, 2012
Benefit Plans [Abstract]
Benefit Plans

Note 14—Benefit Plans

Pension Plan

The Bank maintains a non-contributory defined benefit pension plan (the "Plan") covering all eligible employees hired before July 1, 2008. The benefits are based on employees' years of service and compensation. The Bank's policy is to fund the Plan annually with at least the minimum contribution deductible and/or allowable for federal income tax purposes. On January 28, 2010, the Board of Directors passed a resolution to suspend the accrual of benefits under the Company's defined benefit pension plan. The following table sets forth the Plan's funded status and components of net periodic pension cost:

	September 30,
	2012	2011
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$3,687	$3,612
Service cost	—	—
Interest cost	252	247
Actuarial loss (gain)	266	(14)
Benefits paid	(162)	(158)

Benefit obligation—end of year	$4,043	$3,687

Change in plan assets:
Fair value of assets—beginning of year	$3,081	$2,987
Actual return on plan assets	538	(49)
Benefits paid	(162)	(158)
Contributions	700	301

Fair value of assets—end of year	$4,157	$3,081

	September 30,
	2012	2011
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$4,043	$3,687

Projected benefit obligation	$(4,043)	$(3,687)
Fair value of assets	4,157	3,081

Funded status	$114	$(606)

Prepaid (accrued) pension cost included in other assets (liabilities)	$114	$(606)

The Company expects to recognize approximately $18,000 of net actuarial loss in operations during the year ending September 30, 2013.

	September 30,
	2012	2011
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(617)	$(701)

	Years Ended September 30,
	2012	2011
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$—
Interest cost	252	247
Expected return on assets	(218)	(206)
Amortization of unrecognized net loss	30	10

Total net periodic pension expense	$64	$51

Valuation assumptions:
Discount rate	6.5%	7.0%
Rate of return on long-term assets	7.0%	7.0%
Salary increase rate	0.0%	0.0%

The Plan assets are invested as follows:

	September 30,
	2012	2011
Separate account—Prudential Large Cap Blend / Victory Fund	43%	44%
Guaranteed insurance funds	57%	56%

	100%	100%

The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5.0% to 9.0% and 2.0% to 6.0%, respectively. Additionally, the long-term inflation rate is projected to be 2.5%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected return of 8.0% to 10.0%.

The Bank intends to maintain the current asset mix and to seek to achieve an optimal risk/reward profile by limiting market exposure to present levels. It is expected to have a 4.0% to 5.0% return from fixed income and a 5.0% to 9.0% rate of return from equities. The overall expected long-term rate of return on Plan assets used was 7.0% for both 2012 and 2011.

The fair values of the Company's pension plan assets at September 30, 2012, by asset category (see Note 17 for definition of Levels), are as follows:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,796	$—	$1,796	$—
Guaranteed investment contract	$2,361	$—	$—	$2,361

At September 30, 2012, expected benefit payments were as follows (in thousands):

Years ending September 30,
2013	$191
2014	223
2015	225
2016	225
2017	225
2018 to 2021	1,661

$2,750

The Bank does not expect to have any required contributions to the Plan during the fiscal year ending September 30, 2013.

401 (k) "Savings and Investment Plan"

The Company has implemented a Savings and Investment Plan (the "Savings Plan") pursuant to Section 401(k) of the Internal Revenue Code for all eligible employees. Under the Savings Plan, employees may elect to contribute a percentage of their compensation, subject to limits. The Company makes a matching contribution equal to 50% of an employee's contribution, up to 8.0% of compensation, subject to certain limitations. The Savings Plan expenses for the years ended September 30, 2012 and 2011, amounted to $88,000 and $53,000, respectively.

Employees Stock Ownership Plan ("ESOP")

The Company established an ESOP for all eligible employees in connection with the public offering of common stock in April 2007. The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as defined by the ESOP, in the year of allocation. As of September 30, 2012 and 2011, the loan had a balance of $1,530,000 and $1,549,000, respectively.

The ESOP is accounted for in accordance with the guidance issued by FASB. Accordingly, the ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition.

As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. Dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $43,000 and $48,000 for the years ended September 30, 2012 and 2011, respectively.

The ESOP shares are summarized as follows:

	September 30,
	2012	2011
Unearned shares	134,271	138,381
Shares committed to be released	4,110	4,110
Shares released	26,032	21,922

Total shares	164,413	164,413

Fair value of unearned shares	$1,074,000	$1,439,000

Stock Based Compensation	12 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Stock-Based Compensation

Note 15—Stock-Based Compensation

At a special meeting of the stockholders of the Company held on November 9, 2007, the stockholders approved the CMS Bancorp, Inc. 2007 Stock Option Plan and the CMS Bancorp, Inc. 2007 Recognition and Retention Plan (collectively the "Plans"). The Plans authorize the award of up to 205,516 stock options and 82,206 shares of restricted stock. The stock options and restricted stock awarded vest over a five year service period based on the anniversary of the grant date.

Under these Plans, the Company has granted shares of restricted stock and options to purchase the Company's common stock as shown in the following table. The fair value of each stock option grant was established at the date of grant using the Black-Scholes option pricing model and the assumptions shown in the following table:

	January 2011	April 2011	September 2011	September 2012	September 2012
Shares of restricted stock	3,008	4,150	2,000	4,519	1,500
Grant date fair value per share	$9.20	$8.66	$8.10	$8.04	$8.00
Number of stock options	—	8,300	6,000	16,000	6,000
Exercise price	$—	$8.66	$8.10	$8.04	$8.00
Fair value per option	$—	$4.05	$3.55	$4.85	$4.72
Risk free interest rate	—%	3.39%	2.03%	1.62%	1.69%
Volatility factor	—%	37.1%	39.1%	61.2%	58.8%
Expected life	—	7 years	7 years	7 years	7 years
Dividends	—	none	none	none	none

The Company expenses, in accordance with FASB guidance, the fair value of all options over their five year vesting periods and expenses the fair value of all share-based compensation granted over the requisite five year vesting periods. In the years ended September 30, 2012 and 2011, the Company recorded an expense of $100,000 and $92,000 respectively relating to stock options and $146,000 and $136,000 respectively relating to the restricted stock. The Company recognized approximately $69,000 and $64,000 of income tax benefits resulting from this expense in the years ended September 30, 2012 and 2011, respectively.

As of September 30, 2012 and 2011, there were 19,037 and 30,762 stock options, respectively and none and 5,197 shares of restricted stock, respectively, remaining available for future awards under the Plans. Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year. The following is a summary of the status of the Company's non-vested restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2010	42,571	$9.76
Granted	9,158	$8.72
Vested	(13,370)	$9.89

Non-vested at September 30, 2011	38,359	$9.46
Forfeited	(822)	$10.12
Granted	6,019	8.03
Vested	(15,301)	$9.74

Non-vested at September 30, 2012	28,255	$8.99

Expected future compensation expense relating to the 28,255 non-vested restricted shares outstanding at September 30, 2012 is $152,000 over a weighted average period of 3.4 years.

The following is a summary of stock option activity:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2010	166,454	$9.92	7.4 years
Granted	14,300	$8.42	10.0 years
Forfeited	(6,000)	10.12	10.0 years

Balance at September 30, 2011	174,754	$9.78	6.6 years

Granted	22,000	8.03	10.0 years
Forfeited	(10,275)	$10.12	5.2 years

Balance at September 30, 2012	186,479	$9.56	6.2 years

Exercisable at September 30, 2012	117,283	$10.07	5.4 years

Shares issued upon exercise of stock options will be issued from treasury stock or from previously unissued shares. As of September 30, 2012, the Company had 192,362 shares of treasury stock. Expected future compensation expense relating to the 186,479 vested and non-vested options outstanding at September 30, 2012 is $221,000 over a weighted average period of 1.2 years.

At September 30, 2012 and 2011, the stock options outstanding had an intrinsic value of $6,000 and $7,000, respectively, and stock options exercisable an intrinsic value of none and $1,000 at September 30, 2012 and 2011, respectively.

Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Commitments and Contingencies

Note 16—Commitments and Contingencies

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments primarily include commitments to extend credit. These financial instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the statements of financial condition. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments. The Company has the following outstanding commitments:

	September 30
	2012	2010
	(In thousands)
Commitments to originate loans, expiring in three months or less	$839	$6,819
Commitments under homeowners' equity lending program	6,633	8,172
Commitments under overdraft protection and commercial lines of credit	4,143	4,078

Total	$11,615	$19,069

At September 30, 2012, all of the $839,000 in outstanding commitments to originate loans were at fixed rates ranging from 4.00% to 4.25%. At September 30, 2011, of the $6,819,000 in outstanding commitments to originate loans, $6,127,000 were at fixed rates ranging from 3.58% to 6.75%, and $692,000 were adjustable rates with initial rates ranging from 3.88% to 6.75%.

At September 30, 2012 and 2011, undisbursed funds from approved lines of credit under a homeowners' equity lending program totaled $6,633,000 and $8,172,000, respectively. Interest rates are either fixed (ranging from 2.5% to 7.63% at September 30, 2012) or variable, based on the prime rate or prime minus 25 basis points adjusted on a monthly basis (ranging from 3.0% to 6.0% at September 30, 2012). At September 30, 2012 and 2011, unused overdraft protection and commercial lines of credits were $4.1 million and $4.1 million, respectively. Unless specifically cancelled by notice from the Company, these funds represent firm commitments available to the respective borrowers on demand.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held consists primarily of residential real estate, but may include income-producing commercial properties.

The Company also has, in the normal course of business, commitments for services and supplies. Management does not anticipate losses on any of these transactions.

The Company, in the ordinary course of business, becomes a party to litigation from time to time. In the opinion of management, the ultimate disposition of such litigation is not expected to have a material adverse effect on the financial position or results of operations of the Company.

Fair Value Measurements and Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

Note 17—Fair Value Measurements and Fair Value of Financial Instruments

U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective value or reflective of future values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. In addition, the guidance requires the Company to disclose the fair value for financial assets on both a recurring and non-recurring basis.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy at September 30, 2012 and 2011 are summarized below:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
September 30, 2012
Securities available for sale:
U.S. Government Agencies	$24,088	$—	$24,088	$—
Corporate bonds	4,599	—	4,599	—
Municipal bonds	3,892	—	3,892	—
Mortgage-backed securities	15,782	—	15,782	—

September 30, 2012
Securities available for sale:
U.S. Government Agencies	$35,674	$—	$35,674	$—
Corporate bonds	3,805	—	3,805	—
Municipal bonds	1,163	—	1,163	—
Mortgage-backed securities	19,120	—	19,120	—

For financial assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy at September 30, 2012 and 2011 are summarized below:

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In thousands)
September 30, 2012
Impaired loans subject to specific valuation allowances	$1,444	$—	$—	$1,444

September 30, 2011
Impaired loans subject to specific valuation allowances	$619	$—	$—	$619

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value:

(Dollars in thousands)
Impaired loans	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
September 30, 2012	$1,444	Discounted cash flows (1)	Liquidation expenses (2)	-1.46% to -6.47%	-3.24%
September 30, 2011	$619	Appraisal of collateral (1)	Liquidation expenses (2)	-1.33% to -6.95%	-1.96%

(1)	Fair value is generally determined through discounted cash flows or independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable.
(2)	Includes estimated liquidation expenses.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments at September 30, 2012 and 2011:

Cash and Cash Equivalents, Interest Receivable and Interest Payable. The carrying amounts for cash and cash equivalents, interest receivable and interest payable approximate fair value because they mature in three months or less.

Securities . The fair value for debt securities, both available for sale and held to maturity are based on quoted market prices or dealer prices (Level 1), if available. If quoted market prices are not available, fair values are determined by obtaining matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

Loans Receivable . The fair value of loans receivable is estimated by discounting the future cash flows, using the current market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Loans Held for Sale . Loans held for sale are carried at estimated fair value in the aggregate, determined based on actual amounts subsequently realized after the balance sheet date, or estimates of amounts to be subsequently realized, based on actual amounts realized for similar loans.

Deposits . The fair value of demand, savings and club accounts is equal to the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using market rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by deposit liabilities compared to the cost of borrowing funds in the market.

Advances from FHLB . Fair value is estimated using rates currently offered for advances of similar remaining maturities.

Commitments to Extend Credits. The fair value of commitments to fund credit lines and originate or participate in loans is estimated using fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest and the committed rates. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, was not considered material at September 30, 2012 or 2011.

The carrying amounts and estimated fair values of financial instruments at September 30, 2012 are summarized as follows:

Description	Carrying Amount	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
September 30, 2012		(In thousands)
Financial assets:
Cash and cash equivalents	$1,841	$1,841	$1,841	$—	$—
Securities available-for-sale	48,361	48,361	—	48,361	—
Loans held for sale	2,426	2,426	—	2,426
Loans receivable	201,462	228,507	—	—	228,507
Accrued interest receivable	1,006	1,006	1,006	—	—
Financial liabilities:
Deposits	203,516	205,054	116,905	88,149	—
FHLB-NY advances	37,130	38,366	—	38,366	—
Accrued interest payable	93	93	93	—	—

The carrying amounts and estimated fair values of financial instruments at September 30, 2012 are summarized as follows:

Description	Carrying Amount	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
September 30, 2011		(In thousands)
Financial assets:
Cash and cash equivalents	$4,304	$4,304	$4,304	$—	$—
Securities available-for-sale	59,762	59,762	—	59,762	—
Loans held for sale	2,200	2,200	—	2,200	—
Loans receivable	178,796	201,770	—	—	201,770
Accrued interest receivable	1,064	1,064	1,064	—	—
Financial liabilities:
Deposits	194,742	196,191	86,862	109,329	—
FHLB-NY advances	34,421	36,980	—	36,980	—
Accrued interest payable	267	267	267	—	—

Limitations

The fair value estimates are made at a discrete point in time based on relevant market information about the financial instruments. Fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, the foregoing estimates may not reflect the actual amount that could be realized if all of the financial instruments were offered for sale.

In addition, the fair value estimates are based on existing on-and-off balance sheet financial instruments without attempting to value the anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets and liabilities include premises and equipment and advances from borrowers for taxes and insurance. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Finally, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates which must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies introduces a greater degree of subjectivity to these estimated fair values.

Recent Accounting Pronouncements	12 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

Note 18—Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" to indefinitely defer the effective date pertaining to the presentation of reclassification adjustments out of accumulated other comprehensive income provided for in ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". This guidance is not expected to have a material effect on the Company's consolidated financial statements.

Parent Only Financial Information	12 Months Ended
Sep. 30, 2012
Parent Only Financial Information [Abstract]
Parent Only Financial Information

Note 19—Parent Only Financial Information

The following are the financial statements of the Company (Parent only) as of and for the years ended September 30, 2012 and 2011.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	September 30,
	2012	2011
Assets
Cash and cash equivalents	$337	$356
Investment in Bank	19,575	19,339
Loans receivable	641	735
ESOP loan receivable	1,530	1,549
Other assets	244	270

Total assets	$22,327	$22,249

Liabilities and stockholders' equity
Other liabilities	$369	$34
Stockholders' equity	21,958	22,215

Total liabilities and stockholders' equity	$22,327	$22,249

CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	Years Ended September 30,
	2012	2011
Interest income	$132	$194
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91	—
Other non-interest expenses	658	349

Income (loss) before income tax (benefit)	(763)	168
Income tax (benefit)	(124)	(61)

Net income (loss)	$(639)	$229

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Years Ended September 30,
	2012	2011
Cash flows from operating activities:
Net income (loss)	$(639)	$229
Equity in (income) loss of Bank	146	(323)
Provision for loan losses	91	—
(Increase) decrease in other assets	26	26
Increase (decrease) in other liabilities	335	(2)

Net cash used by operating activities	(41)	(70)

Cash flows from investing activities:
Net decrease in loan receivable	3	327
Decrease in ESOP loan receivable	19	18

Net cash provided by investing activities	22	345

Net increase (decrease) in cash and cash equivalents	(19)	275
Cash and cash equivalents—beginning of period	356	81

Cash and cash equivalents—end of period	$337	$356

Transactions with Officers and Directors	12 Months Ended
Sep. 30, 2012
Transactions with Officers and Directors [Abstract]
Transactions with Officers and Directors
 Note 20—Transactions with Officers and Directors

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with its officers, directors, and their immediate families (commonly referred to as "related parties"), on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with non-related parties. These persons were indebted to the bank for loans totaling $837,000 and $1,005,000 at September 30, 2012 and 2011, respectively. During the year ended September 30, 2012, $176,000 of new loans were made to and $344,000 of repayments were made by related parties. During the year ended September 30, 2011, $158,000 of new loans were made and $43,000 of repayments were made.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Financial Statement Presentation [Policy Text Block]

Basis of Financial Statement Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

It is management's opinion that accounting estimates covering certain aspects of the business have more significance than others due to the relative importance of those areas to overall performance, or the level of subjectivity required in making these estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the potential impairment of FHLB stock, the determination of other-than-temporary impairment on securities, and the assessment of whether deferred taxes are more likely than not to be realized. Management believes that the allowance for loan losses represents its best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in market and economic conditions in the Company's market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination.

Management's determination of whether investments, including FHLB stock, are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. Management's assessment as to the amount of deferred taxes more likely than not to be realized is based upon future taxable income, which is subject to revision upon updated information.

The Company follows Financial Accounting Standards Board ("FASB") guidance on subsequent events, which establishes general standards for accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. This guidance sets forth the period after the balance sheet date during which management of the reporting entity, should evaluate events or transactions that may occur for potential recognition in the financial statements, identifies the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosure that should be made about events or transactions that occur after the balance sheet date. In preparing these consolidated financial statements, the Company evaluated the events that occurred after September 30, 2011 and through the date these consolidated financial statements were issued.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions, interest-earning deposits and federal funds sold, all with original maturities of three months or less.

Securities [Policy Text Block]

Securities

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt securities not classified as trading securities or as held to maturity securities, are classified as available for sale securities and reported at fair value, with unrealized holding gains and losses, net of applicable income taxes, reported in accumulated other comprehensive income (loss), as a separate component of stockholders' equity. The Company has no securities classified as held to maturity or trading securities.

Premiums and discounts on all debt securities are amortized or accreted to income by use of the interest method over the estimated remaining period to contractual maturity, or the security call date.

Gains or losses on sales of securities are recognized on the specific identification method.

Individual securities are considered impaired when the fair value of such security is less than its amortized cost. The Company evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income (loss) with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements; however information concerning the amount and duration of impairments on held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to or exceeding amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income (loss).

The Company reviews its investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, and the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company also assesses its intent with regard to selling or holding each security as well as any conditions which may require it to sell the security prior to the recovery of fair value to a level which equals or exceeds amortized cost.

Loans Receivable [Policy Text Block]

Loans Receivable

Loans receivable are carried at unpaid principal balances and net deferred loan origination costs less the allowance for loan losses.

The Company defers loan origination fees and certain direct loan origination costs and accretes net amounts as an adjustment of yield over the contractual lives of the related loans. Unamortized net fees and costs are written off if the loan is repaid before its stated maturity.

Recognition of interest income is discontinued and existing accrued interest receivable is reversed on loans that are more than ninety days delinquent and where management, through its loan review process, feels such loan should be classified as non-accrual. Income is subsequently recognized only to the extent that cash payments are received until the obligation has been brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally six months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt, in which case the loan is returned to an accrual status. The past due status of all classes of loans receivable is determined based on the contractual due dates for loan payments.

Allowance for Loan Losses Policy [Policy Text Block]

Allowance for Loan Losses

An allowance for loan and lease losses ("ALLL") is maintained to absorb losses from the loan portfolio. The ALLL is based on management's continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank's methodology for determining the ALLL is based on the requirements of the FASB's Accounting Standards Codification ("ASC") Sub-Topic 450-20 for loans collectively evaluated for impairment, ASC Section 310-10-35 for loans individually evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses, and other bank regulatory guidance. The total of the two components represents the Bank's ALLL.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate. For general allowances, historical loss trends and current Federal Deposit Insurance Corporation Uniform Bank Performance Report ("UBPR") loss experience for the Bank's Peer Group are used in the estimation of losses in the current portfolio. These historical loss amounts are modified by other qualitative factors.

The classes described below, which are based on the Federal Thrift Financial Report classifications, provide the starting point for the ALLL analysis. Management tracks the historical net charge-off activity at the reporting class level. A historical charge-off factor is calculated utilizing a rolling one year to five year average. In addition, the UBPR Peer Group charge-off factor is determined.

"Pass" rated credits are segregated from "Classified" credits for the application of qualitative factors. Management has identified a number of additional qualitative factors that it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience. The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

An allowance for loan losses is maintained at a level that represents management's best estimate of losses known and inherent in the loan portfolio that are both probable and estimable. The allowance is decreased by loan charge-offs, increased by subsequent recoveries of loans previously charged off, and then adjusted, via either a charge or credit to operations, to an amount determined by management to be necessary. Loans or portions thereof are charged off when, after collection efforts are exhausted, they are determined to be uncollectible. Management of the Company, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume inherent in its loan activities, along with the general economic and real estate market conditions. The Company utilizes a two tier approach: (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio. The Company maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potential impaired loans.

Such system takes into consideration, among other things, delinquency status, size of loans, and type of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified loans based on a review of such information and/or appraisals of the underlying collateral. General loan losses are determined based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Although management believes that specific and general loan losses are established in accordance with management's best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

The segments of the Bank's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. Loans secured by real estate consist of one-to-four-family, multi-family, non-residential, construction and home equity and second mortgage loans. Substantially all of the commercial loans are secured and consumer loans are principally secured.

Management uses a six category internal risk rating system to monitor the credit quality of the overall loan portfolio that generally follows bank regulatory definitions. Pass graded loans are considered to have average or better than average risk characteristics. They demonstrate satisfactory debt service capacity and coverage along with a generally stable financial position. These loans are performing in accordance with the terms of their loan agreement. The Watch category, a non bank regulatory category, includes assets that, while performing, demonstrate above average risk through a pattern of declining earning trends, strained cash flow, increasing leverage, and/or weakening market fundamentals. The Special Mention category includes assets that are currently protected but exhibit potential credit weakness or a downward trend which, if not checked or corrected, will weaken the Bank's asset or inadequately protect the Bank's position. Loans in the Substandard category have a well-defined weakness that jeopardizes the orderly liquidation of the debt. For loans in this category, normal repayment from the borrower is in jeopardy and there is a distinct possibility that a partial loss of interest and/or principal will occur if the deficiencies are not corrected. All loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category have weaknesses inherent in those classified Substandard with the added provision that the weakness makes collection of debt in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the special valuation category. Loans that are deemed incapable of repayment where continuance as an active asset of the Bank is not warranted are charged off as a Loss. The classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off the asset even though partial recovery may be achieved in the future.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as delinquency, bankruptcy, repossession, or death occurs to raise awareness of a possible credit event. The Bank's Senior Lending Officer is responsible for the timely and accurate risk rating of the loans in the portfolios at origination and on an ongoing basis. The Bank has an experienced outsourced Loan Review function that on a quarterly basis, reviews and assesses loans within the portfolio and the adequacy of the Bank's allowance for loan losses. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard or Doubtful on a quarterly basis. Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

Management evaluates individual loans in all of the segments for possible impairment if the loan is either in nonaccrual status, or is risk rated Substandard or Doubtful. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of any shortfall in relation to the principal and interest owed.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan's effective interest rate; (b) the loan's observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Bank's policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition. A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The amount of loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. A reserve for losses related to unfunded lending commitments is also maintained. This reserve represents management's estimate of losses inherent in unfunded credit commitments.

Federal Home Loan Bank of New York Stock [Policy Text Block]

Federal Home Loan Bank of New York Stock

The Company's required investment in the common stock of the FHLB is carried at cost as of September 30, 2012 and 2011.

Management periodically evaluates this common stock for impairment based on assessment of the ultimate recoverability of the cost of the stock rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of the stock is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB, and (4) the liquidity position of the FHLB. Management believes no impairment charge was necessary related to the FHLB stock as of September 30, 2012 or 2011.

Transfer of Financial Assets [Policy Text Block]

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentration of Risk [Policy Text Block]	Concentration of Risk The Company's lending activities are concentrated in loans secured by real estate located in Westchester County, New York and surrounding areas.
Premises and Equipment [Policy Text Block]

Premises and Equipment

Premises and equipment are comprised of land, at cost, and buildings, building improvements, furnishings and equipment and leasehold improvements, at cost less accumulated depreciation and amortization. Depreciation and amortization charges are computed using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	10 – 50
Furnishings and equipment	3 – 10
Leasehold improvements	The lesser of useful life or term of lease

Significant renewals and betterments are charged to the property and equipment account. Maintenance and repairs are charged to expense in the year incurred. Rental income is netted against occupancy expenses in the consolidated statements of income.

Advertising Costs [Policy Text Block]	Advertising Advertising expense is recognized as incurred.
Income Taxes [Policy Text Block]

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Federal income taxes are allocated to the Company and the Bank based upon the contribution of their respective income or loss to the consolidated return. The Company and the Bank file a combined state income tax return.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the income tax returns differ from these provisions due principally to temporary differences in the treatment of certain items for financial statement and income tax reporting purposes. Deferred income taxes have been recorded to recognize such temporary differences. The realization of deferred tax assets is assessed and a valuation allowance is provided, when necessary, for that portion of the asset which more likely than not will not be realized.

The Company follows the FASB's guidance regarding accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This guidance prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognizing, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation of the implementation of this guidance, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended September 30, 2012 and 2011. The Company's policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended September 30, 2012 and 2011. The tax years subject to examination by the taxing authorities are the years ended September 30, 2011, and December 31, 2010 and 2009.

Benefit Plans [Policy Text Block]

Benefit Plans

The Company has a non-contributory defined benefit pension plan covering all eligible employees. The Company also has a 401(k) retirement plan and an ESOP, both of which are defined contribution plans.

The benefits for the pension plan are based on years of service and employees' compensation. Prior service costs for the pension plan generally are amortized over the estimated remaining service periods of employees. The Company uses the corridor approach in the valuation of the pension plan which defers all actuarial gains and losses resulting from differences between actual results and economic estimates or actuarial assumptions. For the pension plan, these unrecognized gains and losses are amortized to income when net gains and losses exceed 10% of the greater of the market-value of plan assets or the projected benefit obligation at the beginning of the plan year.

In accordance with FASB's guidance regarding accounting for defined benefit and other postretirement plans the Company recognizes the over-funded or under-funded status of the defined benefit pension plans as an asset or liability in the consolidated statement of financial condition, with the changes in the funded status recorded through other comprehensive income (loss) in the year in which the change occurs.

Net Income (Loss) Per Share [Policy Text Block]

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income by the weighted average number of shares of common stock outstanding. Outstanding stock options were antidilutive and were therefore excluded from common stock equivalents. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating both basic and diluted net income per share until they are committed to be released.

Off-Balance Sheet Credit-Related Financial Instruments

In the ordinary course of business, the Company enters into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Off-Balance Sheet Credit-Related Financial Instruments [Policy Text Block]

Off-Balance Sheet Credit-Related Financial Instruments

In the ordinary course of business, the Company enters into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Securities (Tables)	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Available-for-Sale Securities [Table Text Block]

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$—	$19,059
Due after ten years but within fifteen years	5,000	29	—	5,029
Corporate bonds due after five years but within ten years	4,404	195	—	4,599

Municipal bonds:
Due after five years but within ten years	3,765	127	—	3,892
Mortgage-backed securities	15,409	373	—	15,782

	$47,559	$802	$—	$48,361

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2011
U.S. Government Agencies:
Due after one but within five years	$15,231	$192	$4	$15,419
Due after five years but within ten years	16,307	6	60	16,253
Due after ten years but within fifteen years	4,002	—	—	4,002
Corporate bonds due after five years but within ten years	3,664	141	—	3,805

Municipal bonds:
Due after five years but within ten years	246	—	—	246
Due after ten years but within fifteen years	884	33	—	917
Mortgage-backed securities	18,697	423	—	19,120

	$59,031	$795	$64	$59,762

Age of Unrealized Losses and Fair Value of Available-for-Sale Securities [Table Text Block]

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2011
U.S. Government Agencies	$12,675	$64	$—	$—	$12,675	$64

	$12,675	$64	$—	$—	$12,675	$64

Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans [Abstract]
Loan Balances [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Real estate:
One-to-four-family	$96,449	$101,064
Multi-family	21,220	14,283
Non-residential	43,361	30,674
Construction	398	309
Home equity and second mortgages	10,111	10,905

	171,539	157,235
Commercial	30,618	22,207
Consumer	83	90

Total Loans	202,240	179,532
Allowance for loan losses	(967)	(1,200)
Net deferred loan origination fees and costs	189	464

	$201,462	$178,796

Primary Segments of the Loan Portfolio [Table Text Block]
September 30, 2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$10,797	$85,742	$96,539
Multi-family	—	21,241	21,241
Non-residential	—	43,401	43,401
Construction	—	398	398
Home equity and second mortgages	619	9,502	10,121

	11,416	160,284	171,700
Commercial	15	30,631	30,646
Consumer	—	83	83

Total	$11,431	$190,998	$202,429

September 30, 2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,841	$94,486	$101,327
Multi-family	—	14,319	14,319
Non-residential	—	30,753	30,753
Construction	—	310	310
Home equity and second mortgages	672	10,261	10,933

	7,513	150,129	157,642
Commercial	73	22,191	22,264
Consumer	5	85	90

Total	$7,591	$172,405	$179,996

Impaired Loans by Class [Table Text Block]
September 30, 2012	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$1,384	$41	$9,413	$10,797	$10,730
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	108	7	511	619	605

	1,492	48	9,924	11,416	11,335
Commercial	—	—	15	15	15
Consumer	—	—	—	—	—

Total	$1,492	$48	$9,939	$11,431	$11,350

September 30, 2011	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$925	$330	$5,916	$6,841	$6,881
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	672	672	660

	925	330	6,588	7,513	7,541
Commercial	73	49	—	73	73
Consumer	—	—	5	5	5

Total	$998	$379	$6,593	$7,591	$7,619

Average Investment in Impaired Loans [Table Text Block]

September 30, 2012	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,312	$672	$52	$9	$10,045
Interest income recognized on an accrual basis on impaired loans	135	16	—	—	151
Interest income recognized on a cash basis on impaired loans	25	2	—	—	27
September 30, 2011	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$5,232	$568	$58	$	$5,861
Interest income recognized on an accrual basis on impaired loans	168	15	—	—	183
Interest income recognized on a cash basis on impaired loans	41	3	—	—	44

Classes of the Loan Portfolio Summarized by the Aggregate Risk Level [Table Text Block]
September 30, 2012	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$88,137	$—	$8,402	$—	$96,539
Multi-family	20,475	766	—	—	21,241
Non-residential	43,401	—	—	—	43,401
Construction	398	—	—	—	398
Home equity and second mortgages	9,786	—	335	—	10,121

	162,197	766	8,737	—	171,700
Commercial	28,761	1,870	15	—	30,646
Consumer	83	—	—	—	83

Total	$191,041	$2,636	$8,752	$—	$202,429

September 30, 2011	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$96,294	$454	$4,579	$—	$101,327
Multi-family	14,319	—	—	—	14,319
Non-residential	30,753	—	—	—	30,753
Construction	310	—	—	—	310
Home equity and second mortgages	10,323	212	398	—	10,933

	151,999	666	5,056	—	157,642
Commercial	22,190	—	74	—	22,264
Consumer	85	—	5	—	90

Total	$174,274	$666	$5,056	$—	$179,996

Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans [Table Text Block]
September 30, 2012	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$87,715	$1,889	$867	$—	$6,068	$8,824	$96,539
Multi-family	21,241	—	—	—	—	—	21,241
Non-residential	43,401	—	—	—	—	—	43,401
Construction	398	—	—	—	—	—	398
Home equity and second mortgages	9,992	—	—	—	129	129	10,121

	162,747	1,889	867	—	6,197	8,953	171,700
Commercial	30,646	—	—	—	—	—	30,646
Consumer	75	8	—	—	—	8	83

Total	$193,468	$1,897	$867	$—	$6,197	$8,961	$202,429

September 30, 2011	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$96,984	$—	$534	$—	$3,809	$4,343	$101,327
Multi-family	14,319	—	—	—	—	—	14,319
Non-residential	30,753	—	—	—	—	—	30,753
Construction	310	—	—	—	—	—	310
Home equity and second mortgages	10,403	—	124	—	406	530	10,933

	152,769	—	658	—	4,215	4,873	157,642
Commercial	22,192	—	—	—	72	72	22,264
Consumer	60	—	5	6	19	30	90

Total	$175,021	$—	$663	$6	$4,306	$4,975	$179,996

Primary Segments of the Allowance for Loan Losses [Table Text Block]
September 30, 2012	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$625	$584	$41
Multi-family	35	35	—
Non-residential	67	67	—
Construction	3	3	—
Home equity and second mortgages	71	64	7

	801	753	48
Commercial	164	164	—
Consumer	2	2	—

Total	$967	$919	$48

September 30, 2011	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$583	$253	$330
Multi-family	29	29	—
Non-residential	92	92	—
Construction	3	3	—
Home equity and second mortgages	31	31	—

	738	408	330
Commercial	459	410	49
Consumer	3	3	—

Total	$1,200	$821	$379

Activity in the Primary Segments of the Allowance for Loan Losses [Table Text Block]
September 30, 2012	Balance September 30,2011	Charge- offs	Recoveries	Provision	Balance September 30, 2012
	(In thousands)

Real estate:
One-to-four-family	$583	$(810)	$—	$852	$625
Multi-family	29	—	—	6	35
Non-residential	92	—	—	(25)	67
Construction	3	—	—	—	3
Home equity and second mortgages	31	(260)	—	300	71

	738	(762)	—	1,133	801

Commercial	459	(50)	—	(245)	164
Consumer	3	(4)	—	3	2

Total	$1,200	$(1,124)	$—	$891	$967

September 30, 2011	Balance September, 30, 2010	Charge- offs	Recoveries	Provision	Balance September 30, 2011
	(In thousands)

Real estate:
One-to-four-family	$610	$—	$—	$(27)	$583
Multi-family	9	—	—	20	29
Non-residential	—	—	—	92	92
Construction	22	—	—	(19)	3
Home equity and second mortgages	48	—	—	(17)	31

	689	—	—	49	738

Commercial	410	—	—	49	459
Consumer	15	—	—	(12)	3

Total	$1,114	$—	$—	$86	$1,200

Summary of Troubled Debt Restructurings [Table Text Block]
	Number of Loans	Recorded Investment Before Modification	Recorded Investment After Modification
	(Dollars in thousands)
One-to-four-family	5	$1,863	$1,934
Commercial	1	$72	$72

Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,316
Accumulated depreciation	(596)	(560)

	720	756

Leasehold improvements	2,515	1,981
Accumulated amortization	(880)	(675)

	1,635	1,306

Furnishings and equipment	2,375	2,215
Accumulated depreciation	(1,855)	(1,708)

	520	507

	$3,054	$2,748

Accrued Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Loans	$856	$782
Securities	150	282

	$1,006	$1,064

Deposits (Tables)	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Schedule of Deposits [Table Text Block]

	September 30,
	2012		2011
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$27,749	—	$17,183	—
Interest bearing deposits	47,365	0.39%	29,395	0.71%

	75,114	0.24%	46,578	0.45%
Savings and club deposits	41,791	0.25%	40,284	0.40%
Certificates of deposit	86,611	1.41%	107,880	1.57%

	$203,516	0.74%	$194,742	1.06%

Schedule of Maturities of Certificates of Deposits [Table Text Block]

Years Ending September 30, (In thousands)
2013	$35,329
2014	9,033
2015	4,286
2016	28,154
2017	9,809

$86,611

Interest Expense on Deposits [Table Text Block]

	Years Ended September 30,
	2012	2011
	(In thousands)
Demand deposits	$184	$218
Savings and club deposits	136	158
Certificates of deposit	1,592	1,576

	$1,912	$1,952

Advances from FHLB (Tables)	12 Months Ended
Sep. 30, 2012
Advances from FHLB [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Overnight and short term advances, maturing in October 2012, with interest at 0.39%	$17,300	$—
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34%	5,575	—
Five year advance, maturing August 15, 2012, with interest payable quarterly at 4.78%	—	10,000
Five year advance, maturing August 8, 2012, with interest payable quarterly at 4.81%	—	10,000
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,255	9,421

Total	$37,130	$34,421

Schedule of Annual Principal Obligations to the FHLB [Table Text Block]

Year Ending September 30, (In thousands)
2013	$23,051
2014	9,079
2015	5,000

$37,130

Lease Commitments and Total Rental Expense (Tables)	12 Months Ended
Sep. 30, 2012
Lease Commitments and Total Rental Expense [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Years ending September 30,
2013	$634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182

$5,086

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended September 30,
	2012	2011
	(In thousands)
Current income tax expense (benefit):
Federal	$(195)	$(211)
State	(33)	(5)

	(228)	(216)

Deferred income tax expense:
Federal	60	96
State	(7)	22

	53	118

	$(175)	$(98)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended September 30,
	2012	Percent of Pretax Loss	2011	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$(277)	(34.0)%	$45	34.0%
State income taxes, net of federal income tax effect	(26)	(3.2)%	11	8.5%
Non-deductible stock based compensation	28	3.4%	23	17.7%
Non-deductible merger related costs	102	12.5%	—	—%
Reduction of previously recorded taxes	—	—%	(177)	(135.0)
Other items, net	(2)	(0.4)%	—	—%

Effective Income Taxes	$(175)	(21.5)%	$(98)	(74.8)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$384	$476
Net operating loss carryfowards	252	—
Deferred rent	71	73
Contribution carryover	—	259
Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Stock based compensation	176	299
Interest income and other	271	145

Total Deferred Tax Assets	1,399	1,530

Deferred tax liabilities:
Accrued pension	288	35
Depreciation	86	124
Unrealized gain on securities available for sale	319	290

Total Deferred Tax Liabilities	693	449

Valuation allowance	—	(259)

Net Deferred Tax Assets Included in Other Assets	$706	$822

Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2012
Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(319,000) and $(290,000), respectively	$483	$441
Benefit plan adjustment, net of related deferred taxes of $245,000 and $278,000, respectively	(372)	(423)

	$111	$18

Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Reconciliation of GAAP Capital and Regulatory Capital [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
GAAP capital:	$19,575	$19,339
Pension liability, net of deferred taxes	372	423
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(483)	(441)

Tier I and tangible capital	19,464	19,321
General valuation allowance	967	822

Total Regulatory Capital	$20,431	$20,143

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2012:
Total capital (to risk-weighted assets)	$20,431	11.77%	$	³ 13,886	³	8.00%	$ ³ 17,358	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,464	11.21		—		—	³ 10,415	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,464	7.36		³ 10,572	³	4.00	³ 13,215	³ 5.00
Tangible capital (to total adjusted assets)	19,464	7.36		³ 3,965	³	1.50	—	—

September 30, 2011:
Total capital (to risk-weighted assets)	$20,143	15.45%	$	³ 10,433	³	8.00%	$³ 13,041	³ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,321	14.82		—		—	³ 7,824	³ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,321	7.65		³ 10,107	³	4.00	³ 12,634	³ 5.00
Tangible capital (to total adjusted assets)	19,321	7.65		³ 3,790	³	1.50	—	—

Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Benefit Plans [Abstract]
Benefit Plan Funded Status and Components of Net Periodic Pension Cost [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$3,687	$3,612
Service cost	—	—
Interest cost	252	247
Actuarial loss (gain)	266	(14)
Benefits paid	(162)	(158)

Benefit obligation—end of year	$4,043	$3,687

Change in plan assets:
Fair value of assets—beginning of year	$3,081	$2,987
Actual return on plan assets	538	(49)
Benefits paid	(162)	(158)
Contributions	700	301

Fair value of assets—end of year	$4,157	$3,081

	September 30,
	2012	2011
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$4,043	$3,687

Projected benefit obligation	$(4,043)	$(3,687)
Fair value of assets	4,157	3,081

Funded status	$114	$(606)

Prepaid (accrued) pension cost included in other assets (liabilities)	$114	$(606)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(617)	$(701)

Funded Status and Components of Net Periodic Pension Cost and Valuation Assumptions

	Years Ended September 30,
	2012	2011
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$—
Interest cost	252	247
Expected return on assets	(218)	(206)
Amortization of unrecognized net loss	30	10

Total net periodic pension expense	$64	$51

Valuation assumptions:
Discount rate	6.5%	7.0%
Rate of return on long-term assets	7.0%	7.0%
Salary increase rate	0.0%	0.0%

Schedule of Plan Assets [Table Text Block]

	September 30,
	2012	2011
Separate account—Prudential Large Cap Blend / Victory Fund	43%	44%
Guaranteed insurance funds	57%	56%

	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,796	$—	$1,796	$—
Guaranteed investment contract	$2,361	$—	$—	$2,361

Schedule of Expected Benefit Payments [Table Text Block]

Years ending September 30,
2013	$191
2014	223
2015	225
2016	225
2017	225
2018 to 2021	1,661

$2,750

Summary of ESOP Shares [Table Text Block]

	September 30,
	2012	2011
Unearned shares	134,271	138,381
Shares committed to be released	4,110	4,110
Shares released	26,032	21,922

Total shares	164,413	164,413

Fair value of unearned shares	$1,074,000	$1,439,000

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

	January 2011	April 2011	September 2011	September 2012	September 2012
Shares of restricted stock	3,008	4,150	2,000	4,519	1,500
Grant date fair value per share	$9.20	$8.66	$8.10	$8.04	$8.00
Number of stock options	—	8,300	6,000	16,000	6,000
Exercise price	$—	$8.66	$8.10	$8.04	$8.00
Fair value per option	$—	$4.05	$3.55	$4.85	$4.72
Risk free interest rate	—%	3.39%	2.03%	1.62%	1.69%
Volatility factor	—%	37.1%	39.1%	61.2%	58.8%
Expected life	—	7 years	7 years	7 years	7 years
Dividends	—	none	none	none	none

Summary of Non-Vested Restricted Shares [Table Text Block]

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2010	42,571	$9.76
Granted	9,158	$8.72
Vested	(13,370)	$9.89

Non-vested at September 30, 2011	38,359	$9.46
Forfeited	(822)	$10.12
Granted	6,019	8.03
Vested	(15,301)	$9.74

Non-vested at September 30, 2012	28,255	$8.99

Summary of Stock Option Activity [Table Text Block]

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2010	166,454	$9.92	7.4 years
Granted	14,300	$8.42	10.0 years
Forfeited	(6,000)	10.12	10.0 years

Balance at September 30, 2011	174,754	$9.78	6.6 years

Granted	22,000	8.03	10.0 years
Forfeited	(10,275)	$10.12	5.2 years

Balance at September 30, 2012	186,479	$9.56	6.2 years

Exercisable at September 30, 2012	117,283	$10.07	5.4 years

Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Schedule of Outstanding Commitments [Table Text Block]

	September 30
	2012	2010
	(In thousands)
Commitments to originate loans, expiring in three months or less	$839	$6,819
Commitments under homeowners' equity lending program	6,633	8,172
Commitments under overdraft protection and commercial lines of credit	4,143	4,078

Total	$11,615	$19,069

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
September 30, 2012
Securities available for sale:
U.S. Government Agencies	$24,088	$—	$24,088	$—
Corporate bonds	4,599	—	4,599	—
Municipal bonds	3,892	—	3,892	—
Mortgage-backed securities	15,782	—	15,782	—

September 30, 2012
Securities available for sale:
U.S. Government Agencies	$35,674	$—	$35,674	$—
Corporate bonds	3,805	—	3,805	—
Municipal bonds	1,163	—	1,163	—
Mortgage-backed securities	19,120	—	19,120	—

Financial Assets Measured at Fair Value on a Non-Recurring Basis [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In thousands)
September 30, 2012
Impaired loans subject to specific valuation allowances	$1,444	$—	$—	$1,444

September 30, 2011
Impaired loans subject to specific valuation allowances	$619	$—	$—	$619

Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis [Table Text Block]

(Dollars in thousands)
Impaired loans	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
September 30, 2012	$1,444	Discounted cash flows (1)	Liquidation expenses (2)	-1.46% to -6.47%	-3.24%
September 30, 2011	$619	Appraisal of collateral (1)	Liquidation expenses (2)	-1.33% to -6.95%	-1.96%

Parent Only Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Parent Only Financial Information [Abstract]
Condensed Statements of Financial Condition

	September 30,
	2012	2011
Assets
Cash and cash equivalents	$337	$356
Investment in Bank	19,575	19,339
Loans receivable	641	735
ESOP loan receivable	1,530	1,549
Other assets	244	270

Total assets	$22,327	$22,249

Liabilities and stockholders' equity
Other liabilities	$369	$34
Stockholders' equity	21,958	22,215

Total liabilities and stockholders' equity	$22,327	$22,249

Condensed Statement of Operations

	Years Ended September 30,
	2012	2011
Interest income	$132	$194
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91	—
Other non-interest expenses	658	349

Income (loss) before income tax (benefit)	(763)	168
Income tax (benefit)	(124)	(61)

Net income (loss)	$(639)	$229

Condensed Statements of Cash Flows

	Years Ended September 30,
	2012	2011
Cash flows from operating activities:
Net income (loss)	$(639)	$229
Equity in (income) loss of Bank	146	(323)
Provision for loan losses	91	—
(Increase) decrease in other assets	26	26
Increase (decrease) in other liabilities	335	(2)

Net cash used by operating activities	(41)	(70)

Cash flows from investing activities:
Net decrease in loan receivable	3	327
Decrease in ESOP loan receivable	19	18

Net cash provided by investing activities	22	345

Net increase (decrease) in cash and cash equivalents	(19)	275
Cash and cash equivalents—beginning of period	356	81

Cash and cash equivalents—end of period	$337	$356

Summary of Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2012
Maximum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years

Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Proceeds from Sale of Available-for-sale Securities, Debt	$ 23,500	$ 0
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 782	$ 0
U.S. Government Agencies [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		3

Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Gross Unrealized Gains	$ 802	$ 795
Gross Unrealized Losses		64
Amortized Cost, Total	47,559	59,031
Fair Value, Total	48,361	59,762
U.S. Government Agencies [Member]
Amortized Cost, Due after five years but within ten years	18,981	16,307
Amortized Cost, Due after ten years but within fifteen years	5,000	4,002
Fair Value, Due after five but within ten years	19,059	16,253
Fair Value, Due after ten but within fifteen years	5,029	4,002
Fair Value, Total	24,088	35,674
Corporate bonds [Member]
Amortized Cost, Due after five years but within ten years	4,404	3,664
Fair Value, Due after five but within ten years	4,599	3,805
Fair Value, Total	4,599	3,805
Municipal bonds [Member]
Amortized Cost, Due after five years but within ten years	3,765	246
Amortized Cost, Due after ten years but within fifteen years		884
Fair Value, Due after five but within ten years	3,892	246
Fair Value, Due after ten but within fifteen years		917
Fair Value, Total	3,892	1,163
Mortgage-backed securities [Member]
Gross Unrealized Gains	373	423
Amortized Cost	15,409	18,697
Fair Value	15,782	19,120
Fair Value, Total	15,782	19,120
Due after one but within five years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains		192
Gross Unrealized Losses		4
Amortized Cost, Due after one but within five years		15,231
Fair Value, Due after one but within five years		15,419
Due after five but within ten years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains	78	6
Gross Unrealized Losses		60
Due after five but within ten years [Member] | Corporate bonds [Member]
Gross Unrealized Gains	195	141
Due after five but within ten years [Member] | Municipal bonds [Member]
Gross Unrealized Gains	127
Due after ten but within fifteen years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains	29
Due after ten but within fifteen years [Member] | Municipal bonds [Member]
Gross Unrealized Gains		$ 33

Securities (Age of Unrealized Losses and Fair Value of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Less than 12 Months, Fair Value	$ 12,675
Less than 12 Months, Unrealized Losses	64
Total, Fair Value	12,675
Total, Unrealized Losses	64
U.S. Government Agencies [Member]
Less than 12 Months, Fair Value	12,675
Less than 12 Months, Unrealized Losses	64
Total, Fair Value	12,675
Total, Unrealized Losses	$ 64

Loans Receivable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	$ 11,431	$ 7,591
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,492	998
Impaired Financing Receivable, Related Allowance	48	379
Impaired Financing Receivable, Average Recorded Investment	10,045	5,861
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	461	182
Impaired Financing Receivable, Interest Income, Cash and Accrual Method	178	227
Interest and Fee Income, Loans and Leases	10,268	10,347
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,197	$ 4,306

Loans Receivable (Loan Balances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 171,539	$ 157,235
Consumer	83	90
Total Loans	202,240	179,532
Allowance for loan losses	(967)	(1,200)
Net deferred loan origination fees and costs	189	464
Net loans	201,462	178,796
One-to-four-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	96,449	101,064
Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	21,220	14,283
Non-residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	43,361	30,674
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	398	309
Home equity and second mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	10,111	10,905
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial	$ 30,618	$ 22,207

Loans Receivable (Primary Segments of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Individually Evaluated for Impairment	$ 11,431	$ 7,591
Collectively Evaluated for Impairment	190,998	172,405
Total	202,429	179,996
Real Estate: [Member]
Individually Evaluated for Impairment	11,416	7,513
Collectively Evaluated for Impairment	160,284	150,129
Total	171,700	157,642
One-to-four-family [Member]
Individually Evaluated for Impairment	10,797	6,841
Collectively Evaluated for Impairment	85,742	94,486
Total	96,539	101,327
Multi-family [Member]
Collectively Evaluated for Impairment	21,241	14,319
Total	21,241	14,319
Non-residential [Member]
Collectively Evaluated for Impairment	43,401	30,753
Total	43,401	30,753
Construction [Member]
Collectively Evaluated for Impairment	398	310
Total	398	310
Home equity and second mortgages [Member]
Individually Evaluated for Impairment	619	672
Collectively Evaluated for Impairment	9,502	10,261
Total	10,121	10,933
Commercial [Member]
Individually Evaluated for Impairment	15	73
Collectively Evaluated for Impairment	30,631	22,191
Total	30,646	22,264
Consumer [Member]
Individually Evaluated for Impairment		5
Collectively Evaluated for Impairment	83	85
Total	$ 83	$ 90

Loans Receivable (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,492	$ 998
Impaired Loans with Specific Allowance, Related Allowance	48	379
Impaired Loans with No Specific Allowance, Recorded Investment	9,939	6,593
Total Impaired Loans, Recorded Investment	11,431	7,591
Total Impaired Loans, Unpaid Principal Balance	11,350	7,619
Real Estate: [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	1,492	925
Impaired Loans with Specific Allowance, Related Allowance	48	330
Impaired Loans with No Specific Allowance, Recorded Investment	9,924	6,588
Total Impaired Loans, Recorded Investment	11,416	7,513
Total Impaired Loans, Unpaid Principal Balance	11,335	7,541
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	1,384	925
Impaired Loans with Specific Allowance, Related Allowance	41	330
Impaired Loans with No Specific Allowance, Recorded Investment	9,413	5,916
Total Impaired Loans, Recorded Investment	10,797	6,841
Total Impaired Loans, Unpaid Principal Balance	10,730	6,881
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	108
Impaired Loans with Specific Allowance, Related Allowance	7
Impaired Loans with No Specific Allowance, Recorded Investment	511	672
Total Impaired Loans, Recorded Investment	619	672
Total Impaired Loans, Unpaid Principal Balance	605	660
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		73
Impaired Loans with Specific Allowance, Related Allowance		49
Impaired Loans with No Specific Allowance, Recorded Investment	15
Total Impaired Loans, Recorded Investment	15	73
Total Impaired Loans, Unpaid Principal Balance	15	73
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment		5
Total Impaired Loans, Recorded Investment		5
Total Impaired Loans, Unpaid Principal Balance		$ 5

Loans Receivable (Average Investment in Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 10,045	$ 5,861
Interest income recognized on an accrual basis on impaired loans	151	183
Interest income recognized on a cash basis on impaired loans	27	44
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	9,312	5,232
Interest income recognized on an accrual basis on impaired loans	135	168
Interest income recognized on a cash basis on impaired loans	25	41
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	672	568
Interest income recognized on an accrual basis on impaired loans	16	15
Interest income recognized on a cash basis on impaired loans	2	3
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	52	58
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average investment in impaired loans	$ 9

Loans Receivable (Classes of the Loan Portfolio Summarized by the Aggregate Risk Level) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	$ 171,700	$ 157,642
Commercial	30,646	22,264
Consumer	83	90
Total	202,429	179,996
One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	96,539	101,327
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	21,241	14,319
Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	43,401	30,753
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	398	310
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	10,121	10,933
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	162,197	151,999
Commercial	28,761	22,190
Consumer	83	85
Total	191,041	174,274
Pass [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	88,137	96,294
Pass [Member] | Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	20,475	14,319
Pass [Member] | Non-residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	43,401	30,753
Pass [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	398	310
Pass [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	9,786	10,323
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	766	666
Commercial	1,870
Total	2,636	666
Special Mention [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:		454
Special Mention [Member] | Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	766
Special Mention [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:		212
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	8,737	5,056
Commercial	15	74
Consumer		5
Total	8,752	5,056
Substandard [Member] | One-to-four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	8,402	4,579
Substandard [Member] | Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Real Estate:	$ 335	$ 398

Loans Receivable (Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 193,468	$ 175,021
30 to 59 Days Past Due	1,897
60 to 89 Days Past Due	867	663
90 Days or More Past Due and Accruing		6
Non-Accrual	6,197	4,306
Total Past Due	8,961	4,975
Total	202,429	179,996
Real Estate: [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	162,747	152,769
30 to 59 Days Past Due	1,889
60 to 89 Days Past Due	867	658
Non-Accrual	6,197	4,215
Total Past Due	8,953	4,873
Total	171,700	157,642
One-to-four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	87,715	96,984
30 to 59 Days Past Due	1,889
60 to 89 Days Past Due	867	534
Non-Accrual	6,068	3,809
Total Past Due	8,824	4,343
Total	96,539	101,327
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	21,241	14,319
Total	21,241	14,319
Non-residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	43,401	30,753
Total	43,401	30,753
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	398	310
Total	398	310
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,992	10,403
60 to 89 Days Past Due		124
Non-Accrual	129	406
Total Past Due	129	530
Total	10,121	10,933
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	30,646	22,192
Non-Accrual		72
Total Past Due		72
Total	30,646	22,264
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	75	60
30 to 59 Days Past Due	8
60 to 89 Days Past Due		5
90 Days or More Past Due and Accruing		6
Non-Accrual		19
Total Past Due	8	30
Total	$ 83	$ 90

Loans Receivable (Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	$ 967	$ 1,200	$ 1,114
Collectively Evaluated for Impairment	919	821
Individually Evaluated for Impairment	48	379
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	801	738	689
Collectively Evaluated for Impairment	753	408
Individually Evaluated for Impairment	48	330
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	625	583	610
Collectively Evaluated for Impairment	584	253
Individually Evaluated for Impairment	41	330
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	35	29	9
Collectively Evaluated for Impairment	35	29
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	67	92
Collectively Evaluated for Impairment	67	92
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	3	3	22
Collectively Evaluated for Impairment	3	3
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	71	31	48
Collectively Evaluated for Impairment	64	31
Individually Evaluated for Impairment	7
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	164	459	410
Collectively Evaluated for Impairment	164	410
Individually Evaluated for Impairment		49
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	2	3	15
Collectively Evaluated for Impairment	$ 2	$ 3

Loans Receivable (Activity in the Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	$ 1,200	$ 1,114
Charge-offs	(1,124)
Provision	891	86
Balance,	967	1,200
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	738	689
Charge-offs	(762)
Provision	1,133	49
Balance,	801	738
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	583	610
Charge-offs	(810)
Provision	852	(27)
Balance,	625	583
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	29	9
Provision	6	20
Balance,	35	29
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	92
Provision	(25)	92
Balance,	67	92
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,		22
Provision		(19)
Balance,	3	3
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	31	48
Charge-offs	(260)
Provision	300	(17)
Balance,	71	31
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	459	410
Charge-offs	(50)
Provision	(245)	49
Balance,	164	459
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance,	3	15
Charge-offs	(4)
Provision	3	(12)
Balance,	$ 2	$ 3

Loans Receivable (Summary of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012 loan
One-to-four-family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5
Recorded Investment Before Modification	$ 1,863
Recorded Investment After Modification	1,934
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investment Before Modification	72
Recorded Investment After Modification	$ 72

Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, net	$ 3,054	$ 2,748
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	179	179
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,316	1,316
Premises and equipment, net	720	756
Accumulated depreciation	596	560
Accumulated amortization	596	560
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,515	1,981
Premises and equipment, net	1,635	1,306
Accumulated depreciation	880	675
Accumulated amortization	880	675
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,375	2,215
Premises and equipment, net	520	507
Accumulated depreciation	1,855	1,708
Accumulated amortization	$ 1,855	$ 1,708

Accrued Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest receivable	$ 1,006	$ 1,064
Loans [Member]
Interest receivable	856	782
Securities [Member]
Interest receivable	$ 150	$ 282

Deposits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Time Deposits, $100,000 or More	$ 37.1	$ 59.4

Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Non-interest bearing deposits, Amount	$ 27,749	$ 17,183
Interest bearing deposits, Amount	47,365	29,395
Interest Bearing and Non-Interest Bearing Deposits, Amount	75,114	46,578
Savings and club deposits, Amount	41,791	40,284
Certificates of deposit, Amount	86,611	107,880
Total deposits	$ 203,516	$ 194,742
Interest bearing deposits, Weighted Average Rate	0.39%	0.71%
Non-Interest Bearing and Interest Bearing Deposits, Weighted Average Rate	0.24%	0.45%
Savings and club deposits, Weighted Average Rate	0.25%	0.40%
Certificates of deposit, Weighted Average Rate	1.41%	1.57%
Domestic Deposit, Weighted Average Rate	0.74%	1.06%

Deposits (Schedules Maturities of Certificates of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Deposits [Abstract]
2013	$ 35,329
2014	9,033
2015	4,286
2016	28,154
2017	9,809
Time Deposits, Total	$ 86,611

Deposits - (Interest Expense on Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest expense, Deposits	$ 1,912	$ 1,952
Demand Deposits [Member]
Interest expense, Deposits	184	218
Savings and Club Deposits [Member]
Interest expense, Deposits	136	158
Certificates of Deposit [Member]
Interest expense, Deposits	$ 1,592	$ 1,576

Advances from FHLB (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank of New York stock	$ 2,032	$ 1,904
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms

These FHLB advances are secured by stock of the FHLB in the amount of $2.0 million and $1.9 million at September 30, 2012 and 2011, respectively, and a blanket assignment of qualifying loans and securities.

The Company can borrow on an overnight or a term basis from the FHLB. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.

Overnight and short term advances, maturing in October 2012, with interest at 0.39% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.39%
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.34%
Five year advance, maturing August 15, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.78%
Five year advance, maturing August 8, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.81%
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.56%
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.57%

Advances from FHLB (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 37,130	$ 34,421
Overnight and short term advances, maturing in October 2012, with interest at 0.39% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	17,300
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,575
Five year advance, maturing August 15, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks		10,000
Five year advance, maturing August 8, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks		10,000
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,000	5,000
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 9,255	$ 9,421

Advances from FHLB (Annual Principal Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances from FHLB [Abstract]
2013	$ 23,051
2014	9,079
2015	5,000
Advances from Federal Home Loan Banks, Total	37,130	34,421
Advances from Federal Home Loan Banks	$ 37,130	$ 34,421

Lease Commitments and Total Rental Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Lease Commitments and Total Rental Expense [Abstract]
2013	$ 634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182
Operating Leases, Future Minimum Payments Due, Total	5,086
Operating Leases, Rent Expense, Net	$ 749	$ 701

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Internal Revenue Service (IRS) [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	8.00%
Bad debts included in retained earnings	1,981
Taxes not provided on bad debt deductions	612
State and Local Jurisdiction [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	32.00%
Bad debts included in retained earnings	4,100
Taxes not provided on bad debt deductions	369

Income Taxes (Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Current income tax expense (benefit): Federal	$ (195)	$ (211)
Current income tax expense (benefit): State	(33)	(5)
Current Income Tax Expense (Benefit), Total	(228)	(216)
Deferred income tax expense (benefit): Federal	60	96
Deferred income tax expense (benefit): State	(7)	22
Deferred Income Tax Expense (Benefit), Total	53	118
Income Tax Expense (Benefit), Total	$ (175)	$ (98)

Income Taxes (Reconciliation of Reported Income Taxes and Federal Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Federal income taxes	$ (277)	$ 45
State income taxes, net of federal income tax effect	(26)	11
Non-deductible stock based compensation	28	23
Non-deductible merger related costs	102
Reduction of previously recorded taxes		(177)
Other items, net	(2)
Income Tax Expense (Benefit), Total	(175)	(98)
Effective Income Taxes	$ (175)	$ (98)
Federal income taxes, as a percent of pretax loss	(34.00%)	34.00%
State income taxes, net of federal income tax effect, as a percent of pretax loss	(3.20%)	8.50%
Non-deductible stock based compensation, as a percent of pretax loss	3.40%	17.70%
Non-deductible merger related costs, as a percent of pretax loss	12.50%
Reduction of previously recorded taxes, as a percent of pretax loss		(135.00%)
Other items, net, as a percent of pretax loss	(0.40%)
Effective Income Taxes, as a percent of pretax loss	(21.50%)	(74.80%)

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 384	$ 476
Deferred tax assets: Deferred rent	71	73
Deferred tax assets: Operating loss carryforwards	252
Deferred tax assets: Contribution carryover		259
Deferred tax assets: Benefit plan adjustment (Accumulated Other Comprehensive Income)	245	278
Deferred tax assets: Stock based compensation	176	299
Deferred tax assets: Other	271	145
Total Deferred Tax Assets	1,399	1,530
Deferred tax liabilities: Accrued pension	288	35
Deferred tax liabilities: Depreciation	86	124
Deferred tax liabilities: Unrealized gain on securities available for sale	319	290
Total Deferred Tax Liabilities	693	449
Valuation allowance		(259)
Net Deferred Tax Assets Included in Other Assets	$ 706	$ 822

Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Comprehensive Income [Abstract]
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(318,000) and $(290,000), respectively	$ 483	$ 441
Benefit plan adjustment, net of related deferred taxes of $245,000 and $278,000, respectively	(372)	(423)
Accumulated other comprehensive income (loss)	111	18
Deferred Tax Liabilities, Investments	(319)	(290)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	$ 245	$ 278

Regulatory Matters (Reconciliation of GAAP Capital and Regulatory Capital) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Matters [Abstract]
GAAP Capital	$ 19,575	$ 19,339
Pension liability, net of deferred taxes	372	423
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(483)	(441)
Tier I and tangible capital	19,464	19,321
General valuation allowance	967	822
Total Regulatory Capital	$ 20,431	$ 20,143

Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Matters [Abstract]
Total capital (to risk weighted assets), Amount	$ 20,431	$ 20,143
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	13,886	10,433
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,358	13,041
Total capital (to risk weighted assets), Ratio	11.77%	15.45%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	19,464	19,321
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	10,415	7,824
Tier 1 capital (to risk weighted assets), Ratio	11.21%	14.82%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets), Amount	19,464	19,321
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	10,572	10,107
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	13,215	12,634
Tier 1 capital (to adjusted assets), Ratio	7.36%	7.65%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets), Amount	19,464	19,321
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount	$ 3,965	$ 3,790
Tangible capital (to tangible assets), Ratio	7.36%	7.65%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio	1.50%	1.50%

Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					24 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Savings Plan [Member]	Sep. 30, 2011 Savings Plan [Member]	Sep. 30, 2012 Securities [Member]	Sep. 30, 2012 Securities [Member]	Sep. 30, 2012 Maximum [Member] Equity Securities [Member]	Sep. 30, 2012 Maximum [Member] Fixed Income Securities [Member]	Sep. 30, 2012 Minimum [Member] Equity Securities [Member]	Sep. 30, 2012 Minimum [Member] Fixed Income Securities [Member]	Sep. 30, 2012 Minimum [Member] Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Actuarial Loss	$ 18
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%					9.00%	6.00%	5.00%	2.00%	8.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Inflation Rate					2.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained						7.00%	5.00%	9.00%	4.00%	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent			50.00%
Defined Contribution Plan, Maximum Employee Contribution, Percent			8.00%
Deferred Compensation Arrangement with Individual, Compensation Expense			88	53
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Description	The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	164,413
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,530	1,549
ESOP expense	$ 43	$ 48

Benefit Plans (Benefit Plan Funded Status and Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Benefit Plans [Abstract]
Benefit obligation	$ 4,043	$ 3,687	$ 3,612
Interest cost	252	247
Actuarial loss (gain)	266	(14)
Benefits paid	(162)	(158)
Fair value of assets	4,157	3,081	2,987
Actual return on plan assets	538	(49)
Contributions	700	301
Accumulated benefit obligation	4,043	3,687
Projected benefit obligation	(4,043)	(3,687)	(3,612)
Funded status	114	(606)
Prepaid (accrued pension cost included in other assets (liabilities)	$ 114	$ (606)

Benefit Plans (Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Benefit Plans [Abstract]
Net actuarial loss	$ (617)	$ (701)

Benefit Plans (Funded Status and Components of Net Periodic Pension Cost and Valuation Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Benefit Plans [Abstract]
Interest cost	$ 252	$ 247
Expected return on plan assets	(218)	(206)
Amortization of unrecognized loss	30	10
Total	$ 64	$ 51
Discount rate	6.50%	7.00%
Rate of return on long-term assets	7.00%	7.00%
Salary increase rate	0.00%	0.00%

Benefit Plans (Schedule of Plan Assets) (Details)	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%	44.00%
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	57.00%	56.00%

Benefit Plans (Schedule of Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4,157	$ 3,081	$ 2,987
Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,796
Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,361
(Level 2) Significant Other Observable Inputs [Member] | Separate account- Prudential Large Cap Blend/Victory Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,796
(Level 3) Significant Unobservable Inputs [Member] | Guaranteed investment contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,361

Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Benefit Plans [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 191
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	223
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	225
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	225
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	225
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	1,661
Defined Benefit Plan, Total Expected Future Benefit Payments	$ 2,750

Benefit Plans (Summary of ESOP Shares) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Benefit Plans [Abstract]
Unearned shares	134,271	138,381
Shares committed to be released	4,110	4,110
Shares released	26,032	21,922
Total shares	164,413	164,413
Fair value of unearned shares	$ 1,074	$ 1,439

Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Common Stock, Shares Authorized	7,000,000	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	5 years
Stock or Unit Option Plan Expense	$ 100	$ 92
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	69	64
Restricted Stock or Unit Expense	146	136
Stock Options Remaining Available For Future Awards	19,037	30,762
Shares of Restricted Stock Remaining Available For Future Awards		5,197
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	28,255	38,359	42,571
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	152
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years 4 months 24 days
Treasury stock, shares	192,362	192,362
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	174,754	166,454
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	221
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	6	7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 1
Stock Options [Member]
Common Stock, Shares Authorized	205,516
Restricted Stock [Member]
Common Stock, Shares Authorized	82,206

Stock Based Compensation (Tables) (Details) (USD $)	1 Months Ended					12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Stock Based Compensation [Abstract]
Shares of restricted stock	1,500	4,519	2,000	4,150	3,008
Grant date fair value per share	$ 8	$ 8.04	$ 8.1	$ 8.66	$ 9.2
Number of stock options	6,000	16,000	6,000	8,300		16,000	6,000
Exercise price	$ 8	$ 8.04	$ 8.1	$ 8.66		$ 8.04	$ 8.1
Fair value per option	$ 4.72	$ 4.85	$ 3.55	$ 4.05
Risk free interest rate	1.69%	1.62%	2.03%	3.39%
Volatility factor	58.80%	61.20%	39.10%	37.10%
Expected life	7 years	7 years	7 years	7 years	—
Dividends						$ 0	$ 0

Stock-Based Compensation (Summary of Non-Vested Restricted Shares) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Based Compensation [Abstract]
Restricted Shares, Non-vested	28,255	38,359	42,571
Restricted Shares, Forfeited	822
Restricted Shares, Granted	6,019	9,158
Restricted Shares, Vested	15,301	13,370
Weighted Average Grant Date Fair Value, Non-vested	$ 8.99	$ 9.46	$ 9.76
Weighted Average Grant Date Fair Value, Forfeited	$ 10.12
Weighted Average Grant Date Fair Value, Granted	$ 8.03	$ 8.72
Weighted Average Grant Date Fair Value, Vested	$ 9.74	$ 9.89

Stock-Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Based Compensation [Abstract]
Number of Stock Options, Balance	186,479	174,754	166,454
Number of Stock Options, Granted	22,000	14,300
Number of Stock Options, Forfeited	10,275	6,000
Number of Stock Options, Exercisable	117,283
Weighted Average Exercise Price, Balance	$ 9.56	$ 9.78	$ 9.92
Weighted Average Exercise Price, Granted	$ 8.03	$ 8.42
Weighted Average Exercise Price, Forfeited	$ 10.12	$ 10.12
Weighted Average Exercise Price, Exercisable	$ 10.07
Weighted Average Remaining Contractual Term, Balance	6 years 2 months 12 days	6 years 7 months 6 days	7 years 4 months 24 days
Weighted Average Remaining Contractual Term, Granted	10 years	10 years
Weighted Average Remaining Contractual Term, Forfeited	5 years 2 months 12 days	10 years
Weighted Average Remaining Contractual Term, Exercisable	5 years 4 months 24 days

Commitments and Contingencies (Schedule of Outstanding Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies	$ 11,615	$ 19,069
Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies	839	6,819
Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies	6,633	8,172
Commitments under overdraft protection and commercial lines of credit [Member]
Commitments and Contingencies	$ 4,143	$ 4,078

Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies	11,615	19,069
Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies	839	6,819
Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies	6,633	8,172
Commitments under overdraft protection and commercial lines of credit [Member]
Commitments and Contingencies	4,143	4,078
Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	4.00%
Fixed Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		6,127
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		6.75%
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	7.63%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		3.58%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	2.50%
Variable Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		692
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	4.25%	6.75%
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	6.00%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		3.88%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	3.00%

Fair Value Measurements and Fair Value of Financial Instruments (Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 48,361	$ 59,762
U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	24,088	35,674
Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	4,599	3,805
Municipal bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	3,892	1,163
Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	15,782	19,120
(Level 2) Significant Other Observable Inputs [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	24,088	35,674
(Level 2) Significant Other Observable Inputs [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	4,599	3,805
(Level 2) Significant Other Observable Inputs [Member] | Municipal bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	3,892	1,163
(Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 15,782	$ 19,120

Fair Value Measurements and Fair Value of Financial Instruments (Financial Assets Measured at Fair Value on a Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,492	$ 998
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	1,444	619
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,444	$ 619

Fair Value Measurements and Fair Value of Financial Instruments (Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation techniques	Discounted cash flows (1)	Appraisal of collateral (1)
Unobservable input	Liquidation expenses (2)	Liquidation expenses (2)
Fair Value Measurements, Impaired, Weighted Average	(3.24%)	(1.96%)
(Level 3) Significant Unobservable Inputs [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired Financing Receivable Less Related Allowance Recorded Investment	1,444	619
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans, Range	(6.47%)	(6.95%)
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans, Range	(1.46%)	(1.33%)

Fair Value Measurements and Fair Value of Financial Instruments (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,841	$ 4,304	$ 3,434
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	201,462	178,796
Accrued interest receivable	1,006	1,064
Deposits	203,516	194,742
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	201,462	178,796
Accrued interest receivable	1,006	1,064
Deposits	203,516	194,742
FHLB-NY advances	37,130	34,421
Accrued interest payable	93	267
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Net loans	228,507	201,770
Accrued interest receivable	1,006	1,064
Deposits	205,054	196,191
FHLB-NY advances	38,366	36,980
Accrued interest payable	93	267
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,841	4,304
Accrued interest receivable	1,006	1,064
Deposits	116,905	86,862
Accrued interest payable	93	267
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	48,361	59,762
Loans held for sale	2,426	2,200
Deposits	88,149	109,329
FHLB-NY advances	38,366	36,980
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net loans	$ 228,507	$ 201,770

Parent Only Financial Information (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 1,841	$ 4,304	$ 3,434
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	201,462	178,796
Other assets	4,484	2,998
Total assets	264,666	253,776
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	1,218	1,624
Stockholders' equity	21,958	22,215	21,756
Total liabilities and stockholders' equity	264,666	253,776
Parent Company [Member]
Assets
Cash and cash equivalents	337	356	81
Investment in Bank	19,575	19,339
Loans receivable, net of allowance for loan losses of $967 and $1,200, respectively	641	735
ESOP loan receivable	1,530	1,549
Other assets	244	270
Total assets	22,327	22,249
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	369	34
Stockholders' equity	21,958	22,215
Total liabilities and stockholders' equity	$ 22,327	$ 22,249

Parent Only Financial Information (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest income	$ 11,320	$ 11,453
Provision for loan losses	891	86
Other non-interest expenses	9,407	7,999
Income (loss) before income tax benefit	(814)	131
Income (loss) before income tax (benefit)	(814)	131
Income tax (benefit)	(175)	(98)
Net income (loss)	(639)	229
Parent Company [Member]
Interest income	132	194
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91
Other non-interest expenses	658	349
Income (loss) before income tax benefit	(763)	168
Income (loss) before income tax (benefit)	(763)	168
Income tax (benefit)	(124)	(61)
Net income (loss)	$ (639)	$ 229

Parent Only Financial Information (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (639)	$ 229
Provision for loan losses	891	86
Increase in other assets	(1,560)	(980)
(Increase) decrease in other assets	1,560	980
(Decrease) in other liabilities	(148)	(293)
Decrease in other liabilities	(148)	(293)
Net cash used by operating activities	(1,339)	(1,905)
Net cash used by operating activities	(1,339)	(1,905)
Cash flows from investing activities:
Net (increase) decrease in loans receivable	(23,702)	91
Net decrease in loans receivable	23,702	(91)
Net cash provided by (used by) investing activities	(12,677)	(3,429)
Net increase (decrease) in cash and cash equivalents	(2,463)	870
Cash and cash equivalents-beginning	4,304	3,434
Cash and cash equivalents-ending	1,841	4,304
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(639)	229
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91
Increase in other assets	(26)	(26)
(Increase) decrease in other assets	26	26
(Decrease) in other liabilities	335	(2)
Decrease in other liabilities	335	(2)
Net cash used by operating activities	(41)	(70)
Net cash used by operating activities	(41)	(70)
Cash flows from investing activities:
Net (increase) decrease in loans receivable	(3)	(327)
Net decrease in loans receivable	3	327
Decrease in ESOP loan receivable	19	18
Net cash provided by (used by) investing activities	22	345
Net increase (decrease) in cash and cash equivalents	(19)	275
Cash and cash equivalents-beginning	356	81
Cash and cash equivalents-ending	$ 337	$ 356

Transactions with Officers and Directors (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Transactions with Officers and Directors [Abstract]
Loans and Leases Receivable, Related Parties	$ 837	$ 1,005
Loans and Leases Receivable, Related Parties, Additions	176	158
Loans and Leases Receivable, Related Parties, Collections	$ 344	$ 43